Document and Entity Information (USD $)	3 Months Ended
Sep. 30, 2010
Document and Entity Information [Abstract]
Document period end date	2010-09-30
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	297,956,247
Entity public float	$ 12,008,876,880
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Net revenue:
Dialysis Care Revenue	$ 2,321,175	$ 2,146,349	$ 6,716,280	$ 6,123,774
Dialysis Products Revenue	736,930	742,320	2,170,153	2,088,274
Net revenue	3,058,105	2,888,669	8,886,433	8,212,048
Costs of revenue:
Dialysis Care Cost of Revenue	1,611,780	1,526,262	4,708,110	4,397,112
Dialysis Products Cost of Revenue	391,847	383,906	1,147,945	1,042,418
Cost of revenues	2,003,627	1,910,168	5,856,055	5,439,530
Gross profit	1,054,478	978,501	3,030,378	2,772,518
Operating expenses:
Selling, general and administrative	538,434	504,520	1,578,128	1,443,206
Research and development	22,794	22,656	67,256	64,508
Operating income	493,250	451,325	1,384,994	1,264,804
Other (income) expense:
Interest income	(4,719)	(4,624)	(18,802)	(16,797)
Interest expense	75,086	79,769	224,818	241,466
Income before income taxes	422,883	376,180	1,178,978	1,040,135
Income tax expense	152,904	131,687	409,507	345,436
Net Income	269,979	244,493	769,471	694,699
Less: Net Income attributable to Noncontrolling interests	22,191	19,193	62,298	50,180
Net Income attributable to the Company	$ 247,788	$ 225,300	$ 707,173	$ 644,519
Basic income per Ordinary share	$ 0.82	$ 0.76	$ 2.35	$ 2.16
Fully diluted income per Ordinary share	$ 0.82	$ 0.76	$ 2.35	$ 2.16

Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Comprehensive Income
Net Income	$ 269,979	$ 244,493	$ 769,471	$ 694,699
(Loss) gain related to cash flow hedges	(20,353)	4,215	(93,304)	20,061
Actuarial gains on defined benefit pension plans	1,251	1,219	3,661	3,655
Gain (loss) related to foreign currency translation	230,723	74,884	(79,183)	103,145
Income tax benefit (expense) related to components of other comprehensive income	2,980	(2,904)	22,132	(11,622)
Other comprehensive income (loss), net of tax	214,601	77,414	(146,694)	115,239
Total comprehensive income	484,580	321,907	622,777	809,938
Comprehensive income attributable to Noncontrolling interests	24,228	19,712	63,435	51,606
Comprehensive income attributable to the Company	$ 460,352	$ 302,195	$ 559,342	$ 758,332

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 571,708	$ 301,225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,495,015	2,285,909
Accounts receivable from related parties	211,576	272,886
Inventories	848,854	821,654
Prepaid expenses and other current assets	894,647	729,306
Deferred tax asset, current	323,730	316,820
Total current assets	5,345,530	4,727,800
Property, plant and equipment, net	2,460,292	2,419,570
Intangible assets	635,942	859,195
Goodwill	7,924,188	7,511,434
Deferred tax asset, non-current	76,630	64,749
Other assets	253,187	238,567
Total assets	16,695,769	15,821,315
Current liabilities:
Accounts payable	410,680	362,407
Accounts payable to related parties	203,119	277,429
Accrued expenses and other current liabilities	1,598,528	1,335,553
Short-term borrowings and other financial liabilities	622,888	316,344
Short-term borrowings from related parties	9,891	10,440
Current portion of long-term debt and capital lease obligations	158,531	157,634
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	633,940
Income tax payable, current	107,317	116,978
Deferred tax liability, current	25,001	32,930
Total current liabilities	3,769,895	2,609,715
Total long-term debt less current maturities	4,310,681	4,427,921
Other liabilities	315,276	307,112
Pension liabilities	150,507	147,327
Income tax payable, non-current	228,050	215,921
Deferred tax liability, non-current	452,659	427,530
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries		656,096
Total liabilities	9,227,068	8,791,622
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,389	4,343
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	368,564	365,672
Additional paid-in capital	3,492,512	3,389,111
Retained earnings	3,586,736	3,111,530
Accumulated other comprehensive (loss)	(197,555)	(49,724)
Total Company shareholders' equity	7,254,646	6,820,932
Noncontrolling interests	214,055	208,761
Total equity	7,468,701	7,029,693
Total liabilities and equity	$ 16,695,769	$ 15,821,315

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Sep. 30, 2010 EUR ( €)	Sep. 30, 2010 USD ( $)	Dec. 31, 2009 USD ( $)
Consolidated Balance Sheets (Parentheticals) [Abstract]
Trade accounts receivable allowance for doubtful accounts		$ 277,335	$ 266,449
Preferred stock no par value (in Euros)	€ 1
Preferred stock authorized		12,356,880
Preferred stock issued		3,919,486
Preferred stock outstanding		3,919,486
Common stock no par value (in Euros)	€ 1
Common stock authorized		373,436,220
Common stock issued		297,956,247
Common stock outstanding		297,956,247

Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Operating Activities:
Net Income	$ 769,471	$ 694,699	$ 965,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	369,324	334,133
Change in deferred taxes, net	16,346	59,469
(Gain) Loss on sale of investments	(4,639)	(1,811)
(Gain) Loss on sale of fixed assets	(225)	(3,236)
Stock Option Compensation Expense	20,385	22,822
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(208,753)	(76,782)
Inventories, net	(20,812)	(104,302)
Prepaid expenses, other current and non-current assets	(56,587)	(92,701)
Accounts receivable, related parties	41,160	(160,775)
Accounts payable, related parties	(58,036)	147,668
Accounts payable, accrued expenses and other current and non-current liabilities	155,058	72,200
Income tax payable	4,442	(10,899)
Net cash provided by (used in) operating activities	1,027,134	880,485
Investing Activities:
Purchases of property, plant and equipment	(350,018)	(398,347)
Proceeds from sale of property, plant and equipment	10,552	9,980
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(378,048)	(109,045)
Proceeds from divestitures	8,494	51,738
Net cash (used in) provided by investing activities	(709,020)	(445,674)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	156,041	69,291
Repayments of short-term borrowings and other financial liabilities	(145,950)	(120,619)
Proceeds from short-term borrowings from related parties		18,448
Repayments of short-term borrowings from related parties		(86,248)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	886,914	756,543
Repayments of long-term debt and capital lease obligations	(1,022,718)	(493,291)
Increase (decrease) of accounts receivable securitization program	281,000	(335,000)
Proceeds from exercise of stock options	93,092	25,772
Payment of dividends	231,967	231,940
Distributions to Noncontrolling interests	(87,037)	(47,591)
Contributions from Noncontrolling interests	19,205	7,964
Net cash provided by (used in) financing activities	(51,420)	(436,671)
Effect of exchange rate changes on cash and cash equivalents	3,789	3,846
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	270,483	1,986
Cash and cash equivalents at beginning of period	301,225	221,584	221,584
Cash and cash equivalents at end of period	$ 571,708	$ 223,570	$ 301,225

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total FMC-AG and Co. KGaA [Member]	Preferred Stock [Member]	Noncontrolling interests [Member]	Preferred Stock, No par value [Member]	Common Stock [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total
Shares issued at Dec. 31, 2008		3,810,540			293,932,036
Proceeds from exercise of options and related tax effects	$ 67,284			$ 103		$ 2,596	$ 64,585			$ 67,284
Shares from exercise of options and related tax effects		73,788			1,814,599
Compensation expense related to stock options	33,746						33,746			33,746
Dividends paid	(231,940)		(61,499)					(231,940)		(293,439)
Purchase (sale) of Noncontrolling interests	(3,138)		25,477				(3,138)			22,339
Cash contributions from Noncontrolling interests			8,393							8,393
Comprehensive income (loss)
Net Income	891,138		74,082					891,138		965,220
Other comprehensive income (loss), net of tax	101,560		1,804						101,560	103,364
Total comprehensive income	992,698		75,886							1,068,584
Shareholders equity at Dec. 31, 2009	6,820,932		208,761	4,343		365,672	3,389,111	3,111,530	(49,724)	7,029,693
Shares issued at Dec. 31, 2009		3,884,328			295,746,635
Proceeds from exercise of options and related tax effects	87,126			46		2,892	84,188			87,126
Shares from exercise of options and related tax effects		35,158			2,209,612
Compensation expense related to stock options	20,385						20,385			20,385
Dividends paid	(231,967)		(76,221)					(231,967)		(308,188)
Purchase (sale) of Noncontrolling interests	(1,172)		8,459				(1,172)			7,287
Cash contributions from Noncontrolling interests			9,621							9,621
Comprehensive income (loss)
Net Income	707,173		62,298					707,173		769,471
Other comprehensive income (loss), net of tax	(147,831)		1,137						(147,831)	(146,694)
Total comprehensive income	559,342		63,435							622,777
Shareholders equity at Sep. 30, 2010	$ 7,254,646		$ 214,055	$ 4,389		$ 368,564	$ 3,492,512	$ 3,586,736	$ (197,555)	$ 7,468,701
Shares issued at Sep. 30, 2010		3,919,486			297,956,247

The Company and Basis of Presentation	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
The Company and Basis of Presentation

1. The Company, Basis of Presentation, Significant Accounting Policies and Health Care Reform

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also performs clinical laboratory testing and provides inpatient dialysis services and other services under contract to hospitals.

In this Report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at September 30, 2010 and for the three- and nine-month periods ended September 30, 2010 and 2009 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2009 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The results of operations for the three- and nine-month periods ended September 30, 2010 are not necessarily indicative of the results of operations for the year ending December 31, 2010.

Certain items in the prior quarter's comparative consolidated financial statements have been reclassified to conform to the current period's presentation.

Summary of Significant Accounting Policies

Cash Equivalents and Short-term Investments

Cash equivalents include highly liquid short-term investments with original maturities of three months or less, readily convertible into known amounts of cash. Investments with original maturities greater than three months and remaining maturities of less than one year are classified as short-term investments. Short-term investments classified as available-for-sale are recorded at fair value with unrealized gains or losses reflected in accumulated other comprehensive income until realized. Short-term investments designated as held-to-maturity securities are recorded at amortized cost. These investments are included in “Prepaid expenses and other current assets” on the balance sheet.

At September 30, 2010, the Company had  $136,480 (€100,000) of held-to-maturity, short-term investments. These investments are shown at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these investments.

United States Health Care Reform

The Patient Protection and Affordable Care Act was enacted in the United States on March 23, 2010 and subsequently amended by the Health Care and Educational Affordability Reconciliation Act (as amended, "ACA"). ACA will implement broad healthcare system reforms, including (i) provisions to facilitate access to affordable health insurance for all Americans, (ii) expansion of the Medicaid program, (iii) an industry fee on pharmaceutical companies starting in 2011 based on sales of brand name pharmaceuticals to government healthcare programs, (iv) a 2.3% excise tax on manufacturers' medical device sales starting in 2013, (v) increases in Medicaid prescription drug rebates effective January 1, 2010, (vi) commercial insurance market reforms that protect consumers, such as bans on lifetime and annual limits, coverage of pre-existing conditions, and limits on waiting periods, (vii) provisions encouraging integrated care, efficiency and coordination among providers and (viii) provisions for reduction of healthcare program waste and fraud. ACA's medical device excise tax, Medicaid drug rebate increases and annual pharmaceutical industry fees will adversely impact the Company's product business earnings and cash flows. The Company expects modest favorable impact from ACA's integrated care and commercial insurance consumer protection provisions.

Related Party Transactions	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Related Party Transactions

2. Related Party Transactions

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE, the sole stockholder of its General Partner and its largest shareholder owning approximately 35.8% of the Company's voting shares, and with certain affiliates of Fresenius SE that are not also subsidiaries of the Company (collectively “Fresenius SE”), to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, IT services, tax services and treasury management services. For the nine-month periods ended September 30, 2010 and 2009, amounts charged by Fresenius SE to the Company under the terms of these agreements are  $44,607 and  $51,042, respectively. The Company also provides certain services to Fresenius SE, including research and development, central purchasing, patent administration and warehousing. The Company charged  $4,746 and  $11,617 for services rendered to Fresenius SE during the first nine months of 2010 and 2009, respectively.

Under operating lease agreements for real estate entered into with Fresenius SE, the Company paid Fresenius SE  $15,135 and  $14,976 during the first nine months of 2010 and 2009, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner for the nine-month periods ended September 30, 2010 and 2009 was  $8,773 and  $5,862, respectively, for its management services during those nine-month periods.

b)       Products

For the nine-month periods ended September 30, 2010, and 2009, the Company sold products to Fresenius SE for  $11,468 and  $9,231, respectively. During the nine-month periods ended September 30, 2010, and 2009, the Company made purchases from Fresenius SE in the amount of  $33,443 and  $32,404, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Inc., through a group purchasing organization (“GPO”). In September 2008, Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE, acquired 100% of APP Inc. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the nine-month periods ended September 30, 2010 and 2009, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately  $23,365 and  $23,199, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE

Throughout the second quarter of 2010, the Company, under its cash pooling agreement, made cash advancements to Fresenius SE totaling €161,800 ( $198,545 as of June 30, 2010) as of June 30, 2010. During the third quarter of 2010, the balance was reduced to €32,400 ( $44,220 as of September 30, 2010) as of September 30, 2010, at an interest rate of 1.67% and was fully repaid on October 12, 2010.

During the second quarter of 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 ( $109,885 at June 30, 2009) from accounts payable to related parties to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ( $7,844 at September 30, 2010) was outstanding at September 30, 2010 at an interest rate of 6% and will be repaid in 2010.

On August 19, 2009, the Company borrowed €1,500 ( $2,047 as of September 30, 2010) from the General Partner at 1.335%. The balance, originally due on August 19, 2010, was extended until August 19, 2011.

Inventories	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Inventories Note

3. Inventories

As of September 30, 2010 and December 31, 2009, inventories consisted of the following:

	September 30, 2010	December 31, 2009
Raw materials and purchased components	$155,141	$154,599
Work in process	66,604	63,683
Finished goods	514,514	481,047
Health care supplies	112,595	122,325
Inventories	$848,854	$821,654

	September 30, 2010	December 31, 2009
Raw materials and purchased components	$155,141	$154,599
Work in process	66,604	63,683
Finished goods	514,514	481,047
Health care supplies	112,595	122,325
Inventories	$848,854	$821,654

Intangible Assets	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Intangible Assets Note

4. Intangible Assets and Goodwill

A change in New York state regulations allowed for the direct ownership of facilities in that state, which had previously been prohibited by state law. Due to this prohibition, the Company had historically used a combination of administrative service contracts, stock option agreements, and asset acquisitions to qualify for consolidation of such facilities under guidance originally issued as Emerging Issues Task Force 97-2, Application of FASB Statement No. 94 and APB Opinion No. 16 to Physicians Practice Management Entities and Certain Other Entities with Contractual Management Arrangements which is now included within FASB Accounting Standards Codification Topic 810-10, Consolidation: Overall. In such qualifying transactions, a portion of the purchase price was allocated to identifiable intangible assets with the remainder classified as an "Administrative Services Agreement" intangible asset that was treated as an equivalent to goodwill and was shown on our Balance Sheet at December 31, 2009, under the category Management Contracts within Intangible Assets. With the regulatory approval gained on April 1, 2010, the Company obtained the full ownership of these facilities and reclassified the  $214,706 of Administrative Services Agreement intangible asset to goodwill within our North America segment, effective April 1, 2010, to be consistent with other clinic acquisitions where the Company obtained control via legal ownership.

Short-Term Borrowings And Short-Term Borrowings from Related Parties	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of September 30, 2010 and December 31, 2009, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	September 30, 2010	December 31, 2009
Borrowings under lines of credit	$119,203	$95,720
Accounts receivable facility	495,000	214,000
Other financial liabilities	8,685	6,624
Short-term borrowings and other financial liabilities	622,888	316,344
Short-term borrowings from related parties (see Note 2.c.)	9,891	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$632,779	$326,784

Accounts Receivable Facility

The asset securitization facility (the “A/R Facility”), which is typically renewed annually, was most recently renewed on September 28, 2010 until September 27, 2011 and the available borrowings under the facility were increased from  $650,000 to  $700,000. Annual refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Long-term Debt And Capital Lease Obligations	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

As of September 30, 2010 and December 31, 2009, long-term debt and capital lease obligations consisted of the following:

	September 30, 2010	December 31, 2009

Amended 2006 Senior Credit Agreement	$2,938,473	$3,522,040
6 7/8% Senior Notes	494,009	493,344
5.50% Senior Notes	337,108	-
Euro Notes	272,960	288,120
EIB Agreements	355,690	213,460
Capital lease obligations	15,786	17,600
Other	55,186	50,991
	4,469,212	4,585,555
Less current maturities	(158,531)	(157,634)
	$4,310,681	$4,427,921

Amended 2006 Senior Credit Agreement

On September 29, 2010, the Company amended and extended the 2006 Senior Credit Agreement (“Amended 2006 Senior Credit Agreement”). The significant changes are as follows:

  The  $1,000,000 revolving credit facility has been increased to  $1,200,000 and is now due and payable on March 31, 2013, an extension from the original due date of March 31, 2011.
  The Term Loan A facility, which was increased by  $50,443 to  $1,365,000 and its maturity extended from March 31, 2011 to March 31, 2013, will be repaid in quarterly payments of  $30,000 starting on December 31, 2010, with the remaining balance due and payable in full on March 31, 2013.
  The early repayment requirement for the Term Loan B, which stipulated that Term Loan B was subject to early retirement if the Trust Preferred Securities due June 15, 2011 were not paid, refinanced or extended prior to March 1, 2011, has been removed.
  The definition of the Company's Consolidated Leverage Ratio, which is used to determine the applicable margin, was amended to allow for the reduction of up to  $250,000 (increased from  $30,000) of cash and cash equivalents from Consolidated Funded Debt, as defined in the initial 2006 Senior Credit Agreement. The applicable margin is then added to LIBOR to determine the interest rate for the appropriate period. In addition, the Amended 2006 Senior Credit Agreement includes increases in certain types of permitted borrowings outside of the Amended 2006 Senior Credit Agreement and provides further flexibility for certain types of investments.
  The limitation on dividends and other restricted payments ( $300,000 for dividends in 2010 under the 2006 Senior Credit Agreement) has been set for up to  $330,000 in 2011 and increases by  $30,000 each year through 2013.

The Company incurred fees of approximately  $21,115 in conjunction with the Amended 2006 Senior Credit Agreement which will be amortized over the life of the credit agreement.

       The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at September 30, 2010 and under the 2006 Senior Credit Agreement at December 31, 2009:

	Maximum Amount Available		Balance Outstanding

	September 30, 2010	December 31, 2009	September 30, 2010	December 31, 2009

Revolving Credit	$1,200,000	$1,000,000	$31,673	$594,714
Term Loan A	1,365,000	1,373,418	1,365,000	1,373,418
Term Loan B	1,541,800	1,553,908	1,541,800	1,553,908
	$4,106,800	$3,927,326	$2,938,473	$3,522,040

In addition, at September 30, 2010 and December 31, 2009, the Company had letters of credit outstanding in the amount of  $121,518 and  $97,287, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Stock Options	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Stock Options

7. Stock Options

On July 26, 2010, the Company awarded 2,769,903 options under the amended Fresenius Medical Care AG and Co. KGaA Stock Option Plan 2006 (the “Amended 2006 Plan”), including 423,300 options granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at an exercise price of  $55.19 (€42.68), a fair value of  $10.44 each and a total fair value of  $28,905 which will be amortized over the three year vesting period.

Earnings Per Share	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and nine-month periods ended September 30, 2010 and 2009:

	For the three months ended September 30,		For the nine months ended September 30,

	2010	2009	2010	2009
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$247,788	$225,300	$707,173	$644,519
less:
Dividend preference on Preference shares	26	28	77	78
Income available to all classes of shares	$247,762	$225,272	$707,096	$644,441

Denominators:
Weighted average number of:
Ordinary shares outstanding	297,244,371	294,443,038	296,370,673	294,181,563
Preference shares outstanding	3,914,044	3,857,335	3,901,126	3,832,367
Total weighted average shares outstanding	301,158,415	298,300,373	300,271,799	298,013,930
Potentially dilutive Ordinary shares	1,375,974	-	1,072,429	-
Potentially dilutive Preference shares	43,389	70,925	41,626	69,494
Total weighted average Ordinary shares
outstanding assuming dilution	298,620,345	294,443,038	297,443,102	294,181,563
Total weighted average Preference shares
outstanding assuming dilution	3,957,433	3,928,260	3,942,752	3,901,861

Basic income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.83	$0.76	$2.37	$2.18

Fully diluted income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Fully diluted income per Preference share	$0.83	$0.76	$2.37	$2.18

	For the three months ended September 30,		For the nine months ended September 30,

	2010	2009	2010	2009
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$247,788	$225,300	$707,173	$644,519
less:
Dividend preference on Preference shares	26	28	77	78
Income available to all classes of shares	$247,762	$225,272	$707,096	$644,441

Denominators:
Weighted average number of:
Ordinary shares outstanding	297,244,371	294,443,038	296,370,673	294,181,563
Preference shares outstanding	3,914,044	3,857,335	3,901,126	3,832,367
Total weighted average shares outstanding	301,158,415	298,300,373	300,271,799	298,013,930
Potentially dilutive Ordinary shares	1,375,974	-	1,072,429	-
Potentially dilutive Preference shares	43,389	70,925	41,626	69,494
Total weighted average Ordinary shares
outstanding assuming dilution	298,620,345	294,443,038	297,443,102	294,181,563
Total weighted average Preference shares
outstanding assuming dilution	3,957,433	3,928,260	3,942,752	3,901,861

Basic income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.83	$0.76	$2.37	$2.18

Fully diluted income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Fully diluted income per Preference share	$0.83	$0.76	$2.37	$2.18

Commitments and Contingencies	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Commitments and Contingencies

10. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of  $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon confirmation of a plan that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the alleged patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than  $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of  $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit. In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original district court order. On September 10, 2009, the Court of Appeals reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Court of Appeals affirmed the district court's decision; however, the Court of Appeals vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds already contributed will remain in escrow until the case is finally concluded. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid. On October 5, 2010, Baxter appealed from the Board's ruling to the United States Court of Appeals for the Federal Circuit.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expire in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents.

A patent infringement action has been pending in Germany between Gambro Industries (“Gambro”) on the one side and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) and FMC-AG & Co. KGaA on the other side (hereinafter collectively “Fresenius Medical Care”). Gambro herein alleged patent infringements by Fresenius Medical Care concerning a patent on a device for the preparation of medical solutions. The District Court of Mannheim rendered a judgment on June 27, 2008 deciding in favor of Gambro and declaring that Fresenius Medical Care has infringed a patent. Accordingly, the court ordered Fresenius Medical Care to pay compensation (to be determined in a separate court proceeding which was initiated by Gambro; after a first hearing in February 2010, the court ordered in May 2010 that the proceedings are stayed until there is a final court decision on the invalidity of the patent) for alleged infringement and to stop offering the alleged patent infringing technology in its original form in Germany. D-GmbH brought an invalidity action in the Federal German Patent Court (“BPatG”) against Gambro's patent. This case is currently pending with the Federal Court of Justice as the court of appeal. Fresenius Medical Care has also filed an appeal against the District Court's verdict. On January 5, 2009, Gambro enforced such verdict provisionally by way of security. However, preceding such enforcement Fresenius Medical Care had already developed design modifications, being an alternative technical solution, and replaced the alleged patent infringing technology in all of the affected devices. In view of the pending appeal against BPatG's verdict and Fresenius Medical Care's appeal against the District Court's verdict, Fresenius Medical Care continues to believe that the alleged patent infringing technology does not infringe any valid patent claims of Gambro. The patent expired in May 2010, meaning that the provisional enforced injunction is no longer effective.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”) is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately  $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. The Company appealed the Tennessee District Court's decision to the United States Court of Appeals for the Sixth Circuit and secured a stay of enforcement of the judgment pending appeal. The United States Attorney filed a cross appeal, but also asked the Tennessee District Court for an indicative or supplemental ruling. On June 23, 2010, the Tennessee District Court issued an indicative ruling to the effect that, if the case were remanded to the District Court, it would expect to enter a judgment under the False Claims Act against the Company for approximately  $104,000. On September 23, 2010, the Court of Appeals remanded the case to the Tennessee District Court to permit revision or supplementation of the original judgment, after which the Company may pursue its appeals to the Court of Appeals. The Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On June 25, 2009, FMCH received a subpoena from the U.S. Department of Justice, U.S. Attorney for the District of Massachusetts. The subpoena seeks information relating to the results of certain laboratory tests ordered for patients treated in FMCH's dialysis facilities during the years 2004 through 2009. The Company intends to cooperate fully in the government's investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by Fresenius Medical Care Holdings, Inc. (“FMCH”) in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

For the tax year 1997, the Company recognized an impairment of one of our subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of its audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authority's decision.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees, deliberately or inadvertently, have submitted inadequate or false billings. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of  $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed  $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Employee Benefit Plans	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. Consistent with predominant practice in Germany, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and nine-month periods ended September 30, 2010 and 2009.

	Three months ended September 30,		Nine months ended September 30,

	2010	2009	2010	2009
Components of net periodic benefit cost:
Service cost	$1,939	$2,044	$5,904	$5,912
Interest cost	5,546	5,445	16,734	16,089
Expected return on plan assets	(4,366)	(3,965)	(13,098)	(11,895)
Amortization of unrealized losses	1,220	1,217	3,631	3,653
Net periodic benefit costs	$4,339	$4,741	$13,171	$13,759

Business Segment Information	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Business Segment Information

12. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the manufacturing and distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. In addition, certain acquisitions and intangible assets are not allocated to a segment but are accounted for as “corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the nine-month periods ended September 30, 2010 and 2009 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2010

Net revenue external customers	$2,071,457	$986,569	$3,058,026	$79	$3,058,105
Inter - segment revenue	1,784	22,935	24,719	(24,719)	-
Revenue	2,073,241	1,009,504	3,082,745	(24,640)	3,058,105
Depreciation and amortization	(71,638)	(50,145)	(121,783)	(2,176)	(123,959)
Operating income	374,096	156,273	530,369	(37,119)	493,250
Capital expenditures, acquisitions and investments	73,486	137,765	211,251	(1,067)	210,184

Three months ended September 30, 2009

Net revenue external customers	$1,949,384	$939,115	$2,888,499	$170	$2,888,669
Inter - segment revenue	572	20,668	21,240	(21,240)	-
Revenue	1,949,956	959,783	2,909,739	(21,070)	2,888,669
Depreciation and amortization	(67,995)	(48,005)	(116,000)	(2,291)	(118,291)
Operating income	324,723	156,589	481,312	(29,987)	451,325
Capital expenditures, acquisitions and investments	81,076	90,806	171,882	162	172,044

Nine months ended September 30, 2010

Net revenue external customers	$6,057,728	$2,828,316	$8,886,044	$389	$8,886,433
Inter - segment revenue	3,611	66,087	69,698	(69,698)	-
Total net revenue	6,061,339	2,894,403	8,955,742	(69,309)	8,886,433
Depreciation and amortization	(214,562)	(147,863)	(362,425)	(6,899)	(369,324)
Operating Income	1,014,099	480,299	1,494,398	(109,404)	1,384,994
Segment assets	11,255,233	4,641,267	15,896,500	799,269	16,695,769
Capital expenditures, acquisitions and investments(1)	253,292	336,909	590,201	137,865	728,066

Nine months ended September 30, 2009

Net revenue external customers	$5,599,543	$2,612,029	$8,211,572	$476	$8,212,048
Inter - segment revenue	1,805	59,661	61,466	(61,466)	-
Total net revenue	5,601,348	2,671,690	8,273,038	(60,990)	8,212,048
Depreciation and amortization	(196,450)	(131,178)	(327,628)	(6,505)	(334,133)
Operating Income	894,154	456,924	1,351,078	(86,274)	1,264,804
Segment assets	11,060,212	4,301,805	15,362,017	334,639	15,696,656
Capital expenditures, acquisitions and investments(2)	263,676	242,784	506,460	932	507,392

(1) International and Corporate acquisitions exclude $13,264 and $2,125, respectively, of non-cash acquisitions for 2010.
(2) International acquisitions exclude $3,056 of non-cash acquisitions for 2009.

Financial Instruments	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Financial Instruments

11. Financial Instruments

As a global supplier of dialysis services and products in more than 115 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and also expects in the future generally stable reimbursements for its dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at September 30, 2010, and December 31, 2009.

	September 30,		December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$571,708	$571,708	$301,225	$301,225
Short-term investments	136,480	136,480	-	-
Accounts Receivable	2,706,591	2,706,591	2,558,795	2,558,795

Liabilities
Accounts payable	613,799	613,799	639,836	639,836
Short-term borrowings	622,888	622,888	316,344	316,344
Short-term borrowings from related parties	9,891	9,891	10,440	10,440
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	426,662	426,662	282,051	282,051
Amended 2006 Senior Credit Agreement	2,938,473	2,922,140	3,522,040	3,429,470
Euro Notes	272,960	280,492	288,120	299,621
Senior Notes	831,117	896,613	493,344	498,750
Trust Preferred Securities	633,940	655,520	656,096	688,026

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, as noted in the captions shown in Note 6.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, short-term investments, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though its operations are mainly in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of September 30, 2010 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled  $994,656 and  $1,076,217 at September 30, 2010 and December 31, 2009, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled  $949,822 and  $750,812 at September 30, 2010 and December 31, 2009, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges. The majority of the interest rate swap agreements effectively convert the major part of payments based on variable interest rates applicable to the Company's Amended 2006 Senior Credit Agreement denominated in U.S. dollars into payments at a fixed interest rate. The remaining interest rate swaps have been entered into in anticipation of future debt issuances.

As of September 30, 2010 and December 31, 2009, the notional amounts of interest rate swaps in place were  $3,175,000 and  $2,400,000, respectively.

Derivative Financial Instruments Valuation

The following table shows the Company's derivatives at September 30, 2010 and December 31, 2009.

	September 30, 2010		December 31, 2009

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,226	(41,845)	8,899	(9,251)
Interest rate contracts (Dollar)	-	(89,986)	-	(305)
Interest rate contracts (Yen)	-	(2)	-	-
Non-current
Foreign exchange contracts	2,129	(775)	5,284	(830)
Interest rate contracts (Dollar)	-	(105,306)	-	(105,810)
Interest rate contracts (Yen)	-	-	-	(3)
Total	$5,355	$(237,914)	$14,183	$(116,199)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	10,079	(27,701)	7,696	(6,217)

Non-current
Foreign exchange contracts	28	(80)	9	-
Total	$10,107	$(27,781)	$7,705	$(6,217)

(1) As of September 30, 2010, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,			(Effective Portion) for the nine months ended September 30,
	2010	2009	(Effective Portion)	2010	2009

Interest rate contracts (Dollar)	$(89,178)	$25,777	Interest income/expense	$-	$(33)
Interest rate contracts (Yen)	1	4	Interest income/expense	-	-
Foreign exchange contracts	(13,435)	(1,468)	Costs of Revenue	9,308	(4,219)

	$(102,612)	$24,313		$9,308	$(4,252)

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2010	2009

Foreign exchange contracts	Selling, general and administrative expense
		$61,308	$(1,793)
	Interest income/expense	(8,229)	1,710

		$53,079	$(83)

For foreign exchange derivatives, the Company expects to recognize  $4,917 of losses deferred in accumulated other comprehensive income at September 30, 2010, in earnings during the next twelve months.

The Company expects to incur additional interest expense of  $65,455 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at September 30, 2010, of expected additional interest payments resulting from interest rate swaps entered into to reduce the volatility of interest payments for certain parts of the Amended 2006 Credit Agreement and for future debt issuances.

As of September 30, 2010, the Company had foreign exchange derivatives with maturities of up to 26 months and interest rate swaps with maturities of up to 23 months.

Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Supplementary Cash Flow Information

13. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2010	2009
Supplementary cash flow information:
Cash paid for interest	$216,451	$264,741
Cash paid for income taxes(1)	$371,547	$308,508
Cash inflow for income taxes from stock option exercises	$10,824	$3,596

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(353,598)	$(135,990)
Liabilities assumed	71,729	13,516
Noncontrolling interest	9,072	16,889
Notes assumed in connection with acquisition	15,389	3,056
Cash paid	(257,408)	(102,529)
Less cash acquired	12,920	5,398
Net cash paid for acquisitions	$(244,488)	$(97,131)
(1) Net of tax refund

Supplemental Condensed Combining Information	9 Months Ended
Sep. 30, 2010
Notes to Consolidated Financial Statements
Supplemental Condensed Combining Information

14. Supplemental Condensed Combining Information

In June 2001 FMC Trust Finance S.à.r.l. Luxembourg III, a wholly-owned subsidiary of FMC-AG & Co. KGaA, issued euro-denominated and U.S. dollar-denominated senior subordinated debt securities, fully and unconditionally guaranteed, jointly and severally, on a senior subordinated basis, by FMC-AG & Co. KGaA, D-GmbH and FMCH (D-GmbH and FMCH being the “Guarantor Subsidiaries”). The senior subordinated debt securities were issued to Fresenius Medical Care Capital Trust IV and Fresenius Medical Care Capital Trust V, statutory trusts organized under the laws of the State of Delaware, which issued trust preferred securities that were guaranteed by the Company through a series of undertakings by the Company and the Guarantor Subsidiaries, and the Company acquired all of the common securities of the trusts. In December 2004, the Company assumed the obligations of its wholly owned subsidiary as the issuer of the euro-denominated senior subordinated notes held by Capital Trust V.

In addition, FMC Finance III S.A., a wholly-owned subsidiary of the Company, is the obligor on 6⅞% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries and FMC Finance VI S.A., a wholly-owned subsidiary of the Company, is the obligor on 5.50% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries (see Note 6). The financial statements in this report present the financial condition, results of operations and cash flows of the Company, the obligor on the above-mentioned euro-denominated senior subordinated notes, on a consolidated basis as of September 30, 2010 and December 31, 2009 and for the nine-month periods ended September 30, 2010 and 2009. The following combining financial information for the Company is as of September 30, 2010 and December 31, 2009 and for the nine-month periods ended September 30, 2010 and 2009, segregated between FMC Finance III S.A. and FMC Finance VI S.A. as issuers, the Company, D-GmbH and FMCH as guarantors, and each of the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the nine months period ended September 30, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$-	$1,168,900	$-	$9,395,251	$(1,677,718)	$8,886,433
Cost of revenue	-	-	-	755,132	-	6,764,942	(1,664,019)	5,856,055
Gross profit	-	-	-	413,768	-	2,630,309	(13,699)	3,030,378
Operating expenses (income):
Selling, general and administrative	11	19	77,987	116,441	13,508	1,378,079	(7,917)	1,578,128
Research and development	-	-	-	44,661	-	22,595	-	67,256
Operating (loss) income	(11)	(19)	(77,987)	252,666	(13,508)	1,229,635	(5,782)	1,384,994
Other (income) expense:
Interest, net	(539)	(398)	25,391	2,053	42,254	139,713	(2,458)	206,016
Other, net	-	-	(859,362)	177,256	(474,925)	-	1,157,031	-
Income (loss) before income taxes	528	379	755,984	73,357	419,163	1,089,922	(1,160,355)	1,178,978
Income tax expense (benefit)	150	107	48,811	72,917	(21,970)	450,935	(141,443)	409,507
Net Income (loss)	378	272	707,173	440	441,133	638,987	(1,018,912)	769,471
Net Income attributable to Noncontrolling interests	-	-	-	-	-	-	62,298	62,298
Net income (loss) attributable to the group	$378	$272	$707,173	$440	$441,133	$638,987	$(1,081,210)	$707,173

	For the nine months period ended September 30, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,093,163	$-	$7,909,841	$(1,709,311)	$8,212,048
Cost of revenue	-	-	722,050	-	6,433,816	(1,716,336)	5,439,530
Gross profit	-	-	371,113	-	1,476,025	7,025	2,772,518
Operating expenses (income):
Selling, general and administrative	15	61,230	127,689	(24,492)	1,289,086	(10,322)	1,443,206
Research and development	-	-	45,266	-	19,242	-	64,508
Operating (loss) income	(15)	(61,230)	198,158	24,492	167,697	17,347	1,264,804
Other (income) expense:
Interest, net	(540)	23,771	4,986	43,737	181,646	(28,931)	224,669
Other, net	-	(757,158)	130,324	(398,194)	-	1,025,028	-
Income (loss) before income taxes	525	672,157	62,848	378,949	(13,949)	(978,750)	1,040,135
Income tax expense (benefit)	151	27,638	59,408	(7,583)	363,305	(97,483)	345,436
Net Income (loss)	374	644,519	3,440	386,532	(377,254)	(881,267)	694,699
Net Income attributable to Noncontrolling interests	-	-	-	-	-	50,180	50,180
Net income (loss) attributable to the group	$374	$644,519	$3,440	$386,532	$(377,254)	$(931,447)	$644,519

	At September 30, 2010
	Issuer		Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH

Current assets:
Cash and cash equivalents	$26	$16	$239,392	$-	$-	$287,718	$44,556	$571,708
Trade accounts receivable, less allowance for doubtful accounts	-	-	-	154,804	-	2,340,211	-	2,495,015
Accounts receivable from related parties	7,769	4,322	2,274,432	755,924	547,247	3,682,126	(7,060,244)	211,576
Inventories	-	-	-	195,117	-	745,527	(91,790)	848,854
Prepaid expenses and other current assets	1	1	250,385	26,632	100	630,702	(13,174)	894,647
Deferred taxes	-	-	25,123	-	-	275,956	22,651	323,730
Total current assets	7,796	4,339	2,789,332	1,132,477	547,347	7,962,240	(7,098,001)	5,345,530

Property, plant and equipment, net	-	-	394	175,246	-	2,379,366	(94,714)	2,460,292
Intangible assets	-	-	492	47,456	-	587,994	-	635,942
Goodwill	-	-	-	6,121	-	7,918,067	-	7,924,188
Deferred taxes	-	-	9,503	-	-	106,663	(39,536)	76,630
Other assets	494,009	337,108	6,934,382	647,644	9,297,148	(6,338,530)	(11,118,574)	253,187
Total assets	$501,805	$341,447	$9,734,103	$2,008,944	$9,844,495	$12,615,800	$(18,350,825)	$16,695,769

Current liabilities:
Accounts payable	$-	$-	$513	$25,118	$-	$385,049	$-	$410,680
Accounts payable to related parties	83	5	953,830	701,544	1,530,194	4,056,890	(7,039,427)	203,119
Accrued expenses and other current liabilities	7,257	3,929	143,884	123,712	446	1,310,747	8,553	1,598,528
Short-term borrowings	-	-	123	56	-	622,709	-	622,888
Short-term borrowings from related parties	-	-	-	-	-	2,048	7,843	9,891
Current portion of long-term debt and capital lease obligations	-	-	-	-	131,145	27,386	-	158,531
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	633,940	-	633,940
Income tax payable	23	111	54,908	-	-	55,510	(3,235)	107,317
Deferred taxes	-	-	-	8,013	-	22,906	(5,918)	25,001
Total current liabilities	7,363	4,045	1,153,258	858,443	1,661,785	7,117,185	(7,032,184)	3,769,895

Long term debt and capital lease obligations, less current portion	494,009	337,108	873,760	-	1,312,328	3,769,241	(2,475,765)	4,310,681
Long term borrowings from related parties	-	-	341,412	211,892	494,009	409,637	(1,456,950)	-
Other liabilities	-	-	105,312	7,360	-	177,516	25,088	315,276
Pension liabilities	-	-	4,636	116,727	-	29,144	-	150,507
Income tax payable	-	-	1,079	-	-	105,573	121,398	228,050
Deferred taxes	-	-	-	4,415	-	464,430	(16,186)	452,659
Total liabilities	501,372	341,153	2,479,457	1,198,837	3,468,122	12,072,726	(10,834,599)	9,227,068

Total FMC-AG & Co. KGaA shareholders' equity	433	294	7,254,646	810,107	6,376,373	329,019	(7,516,226)	7,254,646
Noncontrolling interest	-	-	-	-	-	214,055	-	214,055
Total equity	433	294	7,254,646	810,107	6,376,373	543,074	(7,516,226)	7,468,701
Total liabilities and equity	$501,805	$341,447	$9,734,103	$2,008,944	$9,844,495	$12,615,800	$(18,350,825)	$16,695,769

	At December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Current assets:
Cash and cash equivalents	$108	$24	$194	$-	$286,205	$14,694	$301,225
Trade accounts receivable, less allowance for doubtful accounts	-	-	158,089	-	2,128,308	(488)	2,285,909
Accounts receivable from related parties	16,543	1,837,748	628,819	539,867	2,600,656	(5,350,747)	272,886
Inventories	-	-	202,837	-	701,429	(82,612)	821,654
Prepaid expenses and other current assets	1	110,117	16,072	50	608,990	(5,924)	729,306
Deferred taxes	-	-	-	-	294,214	22,606	316,820
Total current assets	16,652	1,947,889	1,006,011	539,917	6,619,802	(5,402,471)	4,727,800

Property, plant and equipment, net	-	266	191,445	-	2,322,145	(94,286)	2,419,570
Intangible assets	-	622	50,263	-	808,310	-	859,195
Goodwill	-	-	3,508	-	7,507,926	-	7,511,434
Deferred taxes	-	-	-	-	91,346	(26,597)	64,749
Other assets	493,344	7,001,455	1,193,451	9,142,162	(6,254,725)	(11,337,120)	238,567
Total assets	$509,996	$8,950,232	$2,444,678	$9,682,079	$11,094,804	$(16,860,474)	$15,821,315

Current liabilities:
Accounts payable	$4	$217	$19,131	$-	$343,055	$-	$362,407
Accounts payable to related parties	200	867,147	600,951	1,500,829	2,672,902	(5,364,600)	277,429
Accrued expenses and other current liabilities	15,868	42,304	98,966	791	1,178,644	(1,020)	1,335,553
Short-term borrowings	-	130	-	-	316,214	-	316,344
Short-term borrowings from related parties	-	-	-	-	2,161	8,279	10,440
Current portion of long-term debt and capital lease obligations	-	-	-	133,866	23,768	-	157,634
Income tax payable	30	32,342	-	-	83,958	648	116,978
Deferred taxes	-	2,569	8,692	-	24,288	(2,619)	32,930
Total current liabilities	16,102	944,709	727,740	1,635,486	4,644,990	(5,359,312)	2,609,715

Long term debt and capital lease obligations, less current portion	493,344	1,063,346	-	1,576,242	4,096,766	(2,801,777)	4,427,921
Long term borrowings from related parties	-	4,543	226,936	493,344	430,743	(1,155,566)	-
Other liabilities	-	105,810	7,693	-	170,121	23,488	307,112
Pension liabilities	-	3,702	114,666	-	28,959	-	147,327
Income tax payable	-	1,139	-	-	100,917	113,865	215,921
Deferred taxes	-	6,051	3,110	-	428,448	(10,079)	427,530
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiary	-	-	-	-	656,096	-	656,096
Total liabilities	509,446	2,129,300	1,080,145	3,705,072	10,557,040	(9,189,381)	8,791,622

Total FMC-AG & Co. KGaA shareholders' equity	550	6,820,932	1,364,533	5,977,007	329,003	(7,671,093)	6,820,932
Noncontrolling interests	-	-	-	-	208,761	-	208,761
Total equity	550	6,820,932	1,364,533	5,977,007	537,764	(7,671,093)	7,029,693
Total liabilities and equity	$509,996	$8,950,232	$2,444,678	$9,682,079	$11,094,804	$(16,860,474)	$15,821,315

	For the nine months period ended September 30, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$378	272	$707,173	$440	$441,133	$638,987	$(1,018,912)	$769,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	-	(470,783)	-	(474,925)	-	945,708	-
Depreciation and amortization	-	-	1,079	28,965	666	355,318	(16,704)	369,324
Change in deferred taxes, net	-	-	(7,279)	1,202	-	24,775	(2,352)	16,346
Loss (gain) on sale of fixed assets and investments	-	-	(6)	(59)	-	(4,799)	-	(4,864)
Loss (gain) on investments	-	-	(224)	27	-	224	(27)	-
Compensation expense related to stock options	-	-	20,385	-	-	-	-	20,385
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	-	(4,850)	-	(203,903)	-	(208,753)
Inventories	-	-	-	(2,844)	-	(27,703)	9,735	(20,812)
Prepaid expenses and other current and non-current assets	-	-	4,493	(14,455)	14,711	(60,753)	(583)	(56,587)
Accounts receivable from / payable to related parties	8,657	(4,160)	250,006	27,929	27,035	(413,012)	86,669	(16,876)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,615)	3,759	2,906	43,101	(345)	108,764	5,488	155,058
Income tax payable	(7)	107	23,381	-	(21,970)	(5,450)	8,381	4,442
Net cash provided by (used in) operating activities	413	(22)	531,131	79,456	(13,695)	412,448	17,403	1,027,134

Investing Activities:
Purchases of property, plant and equipment	-	-	(280)	(22,580)	-	(345,168)	18,010	(350,018)
Proceeds from sale of property, plant and equipment	-	-	15	705	-	9,832	-	10,552
Disbursement of loans to related parties	-	(324,332)	234,386	133	322,854	-	(233,041)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	-	(135,952)	(2,287)	-	(245,514)	5,705	(378,048)
Proceeds from divestitures	-	-	-	-	-	8,494	-	8,494
Net cash (used in) provided by investing activities	-	(324,332)	98,169	(24,029)	322,854	(572,356)	(209,326)	(709,020)

Financing Activities:
Short-term borrowings, net	-	-	-	(55,604)	-	65,695	-	10,091
Long-term debt and capital lease obligations, net	-	324,332	(145,228)	-	(309,159)	(238,790)	233,041	(135,804)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	-	281,000	-	281,000
Proceeds from exercise of stock options	-	-	82,267	-	-	10,825	-	93,092
Dividends paid	(495)	-	(231,967)	-	-	(8,613)	9,108	(231,967)
Capital increase (decrease)	-	-	-	-	-	5,705	(5,705)	-
Distributions to Noncontrolling interest	-	-	-	-	-	(87,037)	-	(87,037)
Contributions from Noncontrolling interest	-	-	-	-	-	19,205	-	19,205
Net cash (used in) provided by financing activities	(495)	324,332	(294,928)	(55,604)	(309,159)	47,990	236,444	(51,420)

Effect of exchange rate changes on cash and cash equivalents	-	(3)	(95,004)	(17)	-	98,778	35	3,789
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(82)	(25)	239,368	(194)	-	(13,140)	44,556	270,483
Cash and cash equivalents at beginning of period	108	41	24	194	-	300,858	-	301,225
Cash and cash equivalents at end of period	$26	16	$239,392	$-	$-	$287,718	$44,556	$571,708

	For the nine months period ended September 30, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$374	$644,519	$3,440	$386,532	$541,101	$(881,267)	$694,699
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(447,187)	-	(398,194)	-	845,381	-
Depreciation and amortization	-	1,080	26,841	666	321,526	(15,980)	334,133
Change in deferred taxes, net	-	24,679	4,320	-	19,438	11,032	59,469
Loss (gain) on sale of fixed assets and investments	-	7	244	-	(5,298)	-	(5,047)
Compensation expense related to stock options	-	22,822	-	-	-	-	22,822
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(14,171)	-	(62,611)	-	(76,782)
Inventories	-	-	(32,787)	-	(59,696)	(11,819)	(104,302)
Prepaid expenses and other current and non-current assets	-	(2,860)	(3,381)	(23,412)	(51,253)	(11,795)	(92,701)
Accounts receivable from / payable to related parties	8,582	(393,888)	(46,020)	30,537	298,097	89,585	(13,107)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,613)	19,384	28,651	(995)	32,225	1,548	72,200
Income tax payable	86	(29,548)	-	(7,583)	21,323	4,823	(10,899)
Net cash provided by (used in) operating activities	429	(160,992)	(32,863)	(12,449)	1,054,852	31,508	880,485

Investing Activities:
Purchases of property, plant and equipment	-	(70)	(47,918)	-	(369,585)	19,226	(398,347)
Proceeds from sale of property, plant and equipment	-	-	340	-	9,640	-	9,980
Disbursement of loans to related parties	-	10,189	130	(31,479)	-	21,160	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,563)	(1,572)	-	(107,182)	11,272	(109,045)
Proceeds from divestitures	-	13,109	-	-	1,696	36,933	51,738
Net cash provided by (used in) investing activities	-	11,665	(49,020)	(31,479)	(465,431)	88,591	(445,674)

Financing Activities:
Short-term borrowings, net	-	(93,851)	81,895	-	(933)	(106,239)	(119,128)
Long-term debt and capital lease obligations, net	-	463,136	-	43,928	(222,652)	(21,160)	263,252
(Decrease) increase of accounts receivable securitization program	-	-	-	-	(335,000)	-	(335,000)
Proceeds from exercise of stock options	-	22,176	-	-	3,596	-	25,772
Dividends paid	(443)	(231,940)	-	-	(5,215)	5,658	(231,940)
Capital (decrease) increase	-	-	-	-	(1,837)	1,837	-
Distributions to Noncontrolling interest	-	-	-	-	(47,591)	-	(47,591)
Contributions from Noncontrolling interest	-	-	-	-	7,964	-	7,964
Net cash (used in) provided by financing activities	(443)	159,521	81,895	43,928	(601,668)	(119,904)	(436,671)

Effect of exchange rate changes on cash and cash equivalents	-	(9,873)	3	-	13,680	36	3,846
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(14)	321	15	-	1,433	231	1,986
Cash and cash equivalents at beginning of period	23	-	44	-	221,517	-	221,584
Cash and cash equivalents at end of period	$9	$321	$59	$-	$222,950	$231	$223,570

The Company, Basis of Presentation, Significant Accounting Policies and Health Care Reform (Policies)	9 Months Ended
Sep. 30, 2010
Significant Accounting Policies [Abstract]
Significant Accounting Policies Text Block

Summary of Significant Accounting Policies

Cash Equivalents and Short-term Investments

Cash equivalents include highly liquid short-term investments with original maturities of three months or less, readily convertible into known amounts of cash. Investments with original maturities greater than three months and remaining maturities of less than one year are classified as short-term investments. Short-term investments classified as available-for-sale are recorded at fair value with unrealized gains or losses reflected in accumulated other comprehensive income until realized. Short-term investments designated as held-to-maturity securities are recorded at amortized cost. These investments are included in “Prepaid expenses and other current assets” on the balance sheet.

At September 30, 2010, the Company had  $136,480 (€100,000) of held-to-maturity, short-term investments. These investments are shown at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these investments.

Inventories (Tables)	9 Months Ended
Sep. 30, 2010
Inventories (Tables) [Abstract]
Inventories Note

3. Inventories

As of September 30, 2010 and December 31, 2009, inventories consisted of the following:

	September 30, 2010	December 31, 2009
Raw materials and purchased components	$155,141	$154,599
Work in process	66,604	63,683
Finished goods	514,514	481,047
Health care supplies	112,595	122,325
Inventories	$848,854	$821,654

	September 30, 2010	December 31, 2009
Raw materials and purchased components	$155,141	$154,599
Work in process	66,604	63,683
Finished goods	514,514	481,047
Health care supplies	112,595	122,325
Inventories	$848,854	$821,654

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2010
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30, 2010	December 31, 2009
Borrowings under lines of credit	$119,203	$95,720
Accounts receivable facility	495,000	214,000
Other financial liabilities	8,685	6,624
Short-term borrowings and other financial liabilities	622,888	316,344
Short-term borrowings from related parties (see Note 2.c.)	9,891	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$632,779	$326,784

Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2010
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30, 2010	December 31, 2009

Amended 2006 Senior Credit Agreement	$2,938,473	$3,522,040
6 7/8% Senior Notes	494,009	493,344
5.50% Senior Notes	337,108	-
Euro Notes	272,960	288,120
EIB Agreements	355,690	213,460
Capital lease obligations	15,786	17,600
Other	55,186	50,991
	4,469,212	4,585,555
Less current maturities	(158,531)	(157,634)
	$4,310,681	$4,427,921

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	September 30, 2010	December 31, 2009	September 30, 2010	December 31, 2009

Revolving Credit	$1,200,000	$1,000,000	$31,673	$594,714
Term Loan A	1,365,000	1,373,418	1,365,000	1,373,418
Term Loan B	1,541,800	1,553,908	1,541,800	1,553,908
	$4,106,800	$3,927,326	$2,938,473	$3,522,040

Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2010
Earnings Per Share (Tables) [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and nine-month periods ended September 30, 2010 and 2009:

	For the three months ended September 30,		For the nine months ended September 30,

	2010	2009	2010	2009
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$247,788	$225,300	$707,173	$644,519
less:
Dividend preference on Preference shares	26	28	77	78
Income available to all classes of shares	$247,762	$225,272	$707,096	$644,441

Denominators:
Weighted average number of:
Ordinary shares outstanding	297,244,371	294,443,038	296,370,673	294,181,563
Preference shares outstanding	3,914,044	3,857,335	3,901,126	3,832,367
Total weighted average shares outstanding	301,158,415	298,300,373	300,271,799	298,013,930
Potentially dilutive Ordinary shares	1,375,974	-	1,072,429	-
Potentially dilutive Preference shares	43,389	70,925	41,626	69,494
Total weighted average Ordinary shares
outstanding assuming dilution	298,620,345	294,443,038	297,443,102	294,181,563
Total weighted average Preference shares
outstanding assuming dilution	3,957,433	3,928,260	3,942,752	3,901,861

Basic income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.83	$0.76	$2.37	$2.18

Fully diluted income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Fully diluted income per Preference share	$0.83	$0.76	$2.37	$2.18

	For the three months ended September 30,		For the nine months ended September 30,

	2010	2009	2010	2009
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$247,788	$225,300	$707,173	$644,519
less:
Dividend preference on Preference shares	26	28	77	78
Income available to all classes of shares	$247,762	$225,272	$707,096	$644,441

Denominators:
Weighted average number of:
Ordinary shares outstanding	297,244,371	294,443,038	296,370,673	294,181,563
Preference shares outstanding	3,914,044	3,857,335	3,901,126	3,832,367
Total weighted average shares outstanding	301,158,415	298,300,373	300,271,799	298,013,930
Potentially dilutive Ordinary shares	1,375,974	-	1,072,429	-
Potentially dilutive Preference shares	43,389	70,925	41,626	69,494
Total weighted average Ordinary shares
outstanding assuming dilution	298,620,345	294,443,038	297,443,102	294,181,563
Total weighted average Preference shares
outstanding assuming dilution	3,957,433	3,928,260	3,942,752	3,901,861

Basic income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.83	$0.76	$2.37	$2.18

Fully diluted income per Ordinary share	$0.82	$0.76	$2.35	$2.16
Plus preference per Preference shares	0.01	-	0.02	0.02
Fully diluted income per Preference share	$0.83	$0.76	$2.37	$2.18

Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2010
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	September 30,		December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$571,708	$571,708	$301,225	$301,225
Short-term investments	136,480	136,480	-	-
Accounts Receivable	2,706,591	2,706,591	2,558,795	2,558,795

Liabilities
Accounts payable	613,799	613,799	639,836	639,836
Short-term borrowings	622,888	622,888	316,344	316,344
Short-term borrowings from related parties	9,891	9,891	10,440	10,440
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	426,662	426,662	282,051	282,051
Amended 2006 Senior Credit Agreement	2,938,473	2,922,140	3,522,040	3,429,470
Euro Notes	272,960	280,492	288,120	299,621
Senior Notes	831,117	896,613	493,344	498,750
Trust Preferred Securities	633,940	655,520	656,096	688,026

Derivative Financial Instruments Valuation
	September 30, 2010		December 31, 2009

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,226	(41,845)	8,899	(9,251)
Interest rate contracts (Dollar)	-	(89,986)	-	(305)
Interest rate contracts (Yen)	-	(2)	-	-
Non-current
Foreign exchange contracts	2,129	(775)	5,284	(830)
Interest rate contracts (Dollar)	-	(105,306)	-	(105,810)
Interest rate contracts (Yen)	-	-	-	(3)
Total	$5,355	$(237,914)	$14,183	$(116,199)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	10,079	(27,701)	7,696	(6,217)

Non-current
Foreign exchange contracts	28	(80)	9	-
Total	$10,107	$(27,781)	$7,705	$(6,217)

(1) As of September 30, 2010, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,			(Effective Portion) for the nine months ended September 30,
	2010	2009	(Effective Portion)	2010	2009

Interest rate contracts (Dollar)	$(89,178)	$25,777	Interest income/expense	$-	$(33)
Interest rate contracts (Yen)	1	4	Interest income/expense	-	-
Foreign exchange contracts	(13,435)	(1,468)	Costs of Revenue	9,308	(4,219)

	$(102,612)	$24,313		$9,308	$(4,252)

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2010	2009

Foreign exchange contracts	Selling, general and administrative expense
		$61,308	$(1,793)
	Interest income/expense	(8,229)	1,710

		$53,079	$(83)

Business Segement Information (Tables)	3 Months Ended
Sep. 30, 2010
Business Segment Information (Tables) [Abstract]
Schedule Of Segment Reporting Information By Segment Text Block

	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2010

Net revenue external customers	$2,071,457	$986,569	$3,058,026	$79	$3,058,105
Inter - segment revenue	1,784	22,935	24,719	(24,719)	-
Revenue	2,073,241	1,009,504	3,082,745	(24,640)	3,058,105
Depreciation and amortization	(71,638)	(50,145)	(121,783)	(2,176)	(123,959)
Operating income	374,096	156,273	530,369	(37,119)	493,250
Capital expenditures, acquisitions and investments	73,486	137,765	211,251	(1,067)	210,184

Three months ended September 30, 2009

Net revenue external customers	$1,949,384	$939,115	$2,888,499	$170	$2,888,669
Inter - segment revenue	572	20,668	21,240	(21,240)	-
Revenue	1,949,956	959,783	2,909,739	(21,070)	2,888,669
Depreciation and amortization	(67,995)	(48,005)	(116,000)	(2,291)	(118,291)
Operating income	324,723	156,589	481,312	(29,987)	451,325
Capital expenditures, acquisitions and investments	81,076	90,806	171,882	162	172,044

Nine months ended September 30, 2010

Net revenue external customers	$6,057,728	$2,828,316	$8,886,044	$389	$8,886,433
Inter - segment revenue	3,611	66,087	69,698	(69,698)	-
Total net revenue	6,061,339	2,894,403	8,955,742	(69,309)	8,886,433
Depreciation and amortization	(214,562)	(147,863)	(362,425)	(6,899)	(369,324)
Operating Income	1,014,099	480,299	1,494,398	(109,404)	1,384,994
Segment assets	11,255,233	4,641,267	15,896,500	799,269	16,695,769
Capital expenditures, acquisitions and investments(1)	253,292	336,909	590,201	137,865	728,066

Nine months ended September 30, 2009

Net revenue external customers	$5,599,543	$2,612,029	$8,211,572	$476	$8,212,048
Inter - segment revenue	1,805	59,661	61,466	(61,466)	-
Total net revenue	5,601,348	2,671,690	8,273,038	(60,990)	8,212,048
Depreciation and amortization	(196,450)	(131,178)	(327,628)	(6,505)	(334,133)
Operating Income	894,154	456,924	1,351,078	(86,274)	1,264,804
Segment assets	11,060,212	4,301,805	15,362,017	334,639	15,696,656
Capital expenditures, acquisitions and investments(2)	263,676	242,784	506,460	932	507,392

(1) International and Corporate acquisitions exclude $13,264 and $2,125, respectively, of non-cash acquisitions for 2010.
(2) International acquisitions exclude $3,056 of non-cash acquisitions for 2009.

Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2010
Supplementary Cash Flow Information (Tables) [Abstract]
Supplementary Cash Flow Information

13. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2010	2009
Supplementary cash flow information:
Cash paid for interest	$216,451	$264,741
Cash paid for income taxes(1)	$371,547	$308,508
Cash inflow for income taxes from stock option exercises	$10,824	$3,596

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(353,598)	$(135,990)
Liabilities assumed	71,729	13,516
Noncontrolling interest	9,072	16,889
Notes assumed in connection with acquisition	15,389	3,056
Cash paid	(257,408)	(102,529)
Less cash acquired	12,920	5,398
Net cash paid for acquisitions	$(244,488)	$(97,131)
(1) Net of tax refund

Supplemental Condensed Combining Information (Tables)	9 Months Ended
Sep. 30, 2010
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months period ended September 30, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$-	$1,168,900	$-	$9,395,251	$(1,677,718)	$8,886,433
Cost of revenue	-	-	-	755,132	-	6,764,942	(1,664,019)	5,856,055
Gross profit	-	-	-	413,768	-	2,630,309	(13,699)	3,030,378
Operating expenses (income):
Selling, general and administrative	11	19	77,987	116,441	13,508	1,378,079	(7,917)	1,578,128
Research and development	-	-	-	44,661	-	22,595	-	67,256
Operating (loss) income	(11)	(19)	(77,987)	252,666	(13,508)	1,229,635	(5,782)	1,384,994
Other (income) expense:
Interest, net	(539)	(398)	25,391	2,053	42,254	139,713	(2,458)	206,016
Other, net	-	-	(859,362)	177,256	(474,925)	-	1,157,031	-
Income (loss) before income taxes	528	379	755,984	73,357	419,163	1,089,922	(1,160,355)	1,178,978
Income tax expense (benefit)	150	107	48,811	72,917	(21,970)	450,935	(141,443)	409,507
Net Income (loss)	378	272	707,173	440	441,133	638,987	(1,018,912)	769,471
Net Income attributable to Noncontrolling interests	-	-	-	-	-	-	62,298	62,298
Net income (loss) attributable to the group	$378	$272	$707,173	$440	$441,133	$638,987	$(1,081,210)	$707,173

	For the nine months period ended September 30, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,093,163	$-	$7,909,841	$(1,709,311)	$8,212,048
Cost of revenue	-	-	722,050	-	6,433,816	(1,716,336)	5,439,530
Gross profit	-	-	371,113	-	1,476,025	7,025	2,772,518
Operating expenses (income):
Selling, general and administrative	15	61,230	127,689	(24,492)	1,289,086	(10,322)	1,443,206
Research and development	-	-	45,266	-	19,242	-	64,508
Operating (loss) income	(15)	(61,230)	198,158	24,492	167,697	17,347	1,264,804
Other (income) expense:
Interest, net	(540)	23,771	4,986	43,737	181,646	(28,931)	224,669
Other, net	-	(757,158)	130,324	(398,194)	-	1,025,028	-
Income (loss) before income taxes	525	672,157	62,848	378,949	(13,949)	(978,750)	1,040,135
Income tax expense (benefit)	151	27,638	59,408	(7,583)	363,305	(97,483)	345,436
Net Income (loss)	374	644,519	3,440	386,532	(377,254)	(881,267)	694,699
Net Income attributable to Noncontrolling interests	-	-	-	-	-	50,180	50,180
Net income (loss) attributable to the group	$374	$644,519	$3,440	$386,532	$(377,254)	$(931,447)	$644,519

Balance sheet information segregated by issuers and guarantors
	At September 30, 2010
	Issuer		Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH

Current assets:
Cash and cash equivalents	$26	$16	$239,392	$-	$-	$287,718	$44,556	$571,708
Trade accounts receivable, less allowance for doubtful accounts	-	-	-	154,804	-	2,340,211	-	2,495,015
Accounts receivable from related parties	7,769	4,322	2,274,432	755,924	547,247	3,682,126	(7,060,244)	211,576
Inventories	-	-	-	195,117	-	745,527	(91,790)	848,854
Prepaid expenses and other current assets	1	1	250,385	26,632	100	630,702	(13,174)	894,647
Deferred taxes	-	-	25,123	-	-	275,956	22,651	323,730
Total current assets	7,796	4,339	2,789,332	1,132,477	547,347	7,962,240	(7,098,001)	5,345,530

Property, plant and equipment, net	-	-	394	175,246	-	2,379,366	(94,714)	2,460,292
Intangible assets	-	-	492	47,456	-	587,994	-	635,942
Goodwill	-	-	-	6,121	-	7,918,067	-	7,924,188
Deferred taxes	-	-	9,503	-	-	106,663	(39,536)	76,630
Other assets	494,009	337,108	6,934,382	647,644	9,297,148	(6,338,530)	(11,118,574)	253,187
Total assets	$501,805	$341,447	$9,734,103	$2,008,944	$9,844,495	$12,615,800	$(18,350,825)	$16,695,769

Current liabilities:
Accounts payable	$-	$-	$513	$25,118	$-	$385,049	$-	$410,680
Accounts payable to related parties	83	5	953,830	701,544	1,530,194	4,056,890	(7,039,427)	203,119
Accrued expenses and other current liabilities	7,257	3,929	143,884	123,712	446	1,310,747	8,553	1,598,528
Short-term borrowings	-	-	123	56	-	622,709	-	622,888
Short-term borrowings from related parties	-	-	-	-	-	2,048	7,843	9,891
Current portion of long-term debt and capital lease obligations	-	-	-	-	131,145	27,386	-	158,531
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	633,940	-	633,940
Income tax payable	23	111	54,908	-	-	55,510	(3,235)	107,317
Deferred taxes	-	-	-	8,013	-	22,906	(5,918)	25,001
Total current liabilities	7,363	4,045	1,153,258	858,443	1,661,785	7,117,185	(7,032,184)	3,769,895

Long term debt and capital lease obligations, less current portion	494,009	337,108	873,760	-	1,312,328	3,769,241	(2,475,765)	4,310,681
Long term borrowings from related parties	-	-	341,412	211,892	494,009	409,637	(1,456,950)	-
Other liabilities	-	-	105,312	7,360	-	177,516	25,088	315,276
Pension liabilities	-	-	4,636	116,727	-	29,144	-	150,507
Income tax payable	-	-	1,079	-	-	105,573	121,398	228,050
Deferred taxes	-	-	-	4,415	-	464,430	(16,186)	452,659
Total liabilities	501,372	341,153	2,479,457	1,198,837	3,468,122	12,072,726	(10,834,599)	9,227,068

Total FMC-AG & Co. KGaA shareholders' equity	433	294	7,254,646	810,107	6,376,373	329,019	(7,516,226)	7,254,646
Noncontrolling interest	-	-	-	-	-	214,055	-	214,055
Total equity	433	294	7,254,646	810,107	6,376,373	543,074	(7,516,226)	7,468,701
Total liabilities and equity	$501,805	$341,447	$9,734,103	$2,008,944	$9,844,495	$12,615,800	$(18,350,825)	$16,695,769

	At December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Current assets:
Cash and cash equivalents	$108	$24	$194	$-	$286,205	$14,694	$301,225
Trade accounts receivable, less allowance for doubtful accounts	-	-	158,089	-	2,128,308	(488)	2,285,909
Accounts receivable from related parties	16,543	1,837,748	628,819	539,867	2,600,656	(5,350,747)	272,886
Inventories	-	-	202,837	-	701,429	(82,612)	821,654
Prepaid expenses and other current assets	1	110,117	16,072	50	608,990	(5,924)	729,306
Deferred taxes	-	-	-	-	294,214	22,606	316,820
Total current assets	16,652	1,947,889	1,006,011	539,917	6,619,802	(5,402,471)	4,727,800

Property, plant and equipment, net	-	266	191,445	-	2,322,145	(94,286)	2,419,570
Intangible assets	-	622	50,263	-	808,310	-	859,195
Goodwill	-	-	3,508	-	7,507,926	-	7,511,434
Deferred taxes	-	-	-	-	91,346	(26,597)	64,749
Other assets	493,344	7,001,455	1,193,451	9,142,162	(6,254,725)	(11,337,120)	238,567
Total assets	$509,996	$8,950,232	$2,444,678	$9,682,079	$11,094,804	$(16,860,474)	$15,821,315

Current liabilities:
Accounts payable	$4	$217	$19,131	$-	$343,055	$-	$362,407
Accounts payable to related parties	200	867,147	600,951	1,500,829	2,672,902	(5,364,600)	277,429
Accrued expenses and other current liabilities	15,868	42,304	98,966	791	1,178,644	(1,020)	1,335,553
Short-term borrowings	-	130	-	-	316,214	-	316,344
Short-term borrowings from related parties	-	-	-	-	2,161	8,279	10,440
Current portion of long-term debt and capital lease obligations	-	-	-	133,866	23,768	-	157,634
Income tax payable	30	32,342	-	-	83,958	648	116,978
Deferred taxes	-	2,569	8,692	-	24,288	(2,619)	32,930
Total current liabilities	16,102	944,709	727,740	1,635,486	4,644,990	(5,359,312)	2,609,715

Long term debt and capital lease obligations, less current portion	493,344	1,063,346	-	1,576,242	4,096,766	(2,801,777)	4,427,921
Long term borrowings from related parties	-	4,543	226,936	493,344	430,743	(1,155,566)	-
Other liabilities	-	105,810	7,693	-	170,121	23,488	307,112
Pension liabilities	-	3,702	114,666	-	28,959	-	147,327
Income tax payable	-	1,139	-	-	100,917	113,865	215,921
Deferred taxes	-	6,051	3,110	-	428,448	(10,079)	427,530
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiary	-	-	-	-	656,096	-	656,096
Total liabilities	509,446	2,129,300	1,080,145	3,705,072	10,557,040	(9,189,381)	8,791,622

Total FMC-AG & Co. KGaA shareholders' equity	550	6,820,932	1,364,533	5,977,007	329,003	(7,671,093)	6,820,932
Noncontrolling interests	-	-	-	-	208,761	-	208,761
Total equity	550	6,820,932	1,364,533	5,977,007	537,764	(7,671,093)	7,029,693
Total liabilities and equity	$509,996	$8,950,232	$2,444,678	$9,682,079	$11,094,804	$(16,860,474)	$15,821,315

Statement of cash flows information segregated by issuers and guarantors
	For the nine months period ended September 30, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$378	272	$707,173	$440	$441,133	$638,987	$(1,018,912)	$769,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	-	(470,783)	-	(474,925)	-	945,708	-
Depreciation and amortization	-	-	1,079	28,965	666	355,318	(16,704)	369,324
Change in deferred taxes, net	-	-	(7,279)	1,202	-	24,775	(2,352)	16,346
Loss (gain) on sale of fixed assets and investments	-	-	(6)	(59)	-	(4,799)	-	(4,864)
Loss (gain) on investments	-	-	(224)	27	-	224	(27)	-
Compensation expense related to stock options	-	-	20,385	-	-	-	-	20,385
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	-	(4,850)	-	(203,903)	-	(208,753)
Inventories	-	-	-	(2,844)	-	(27,703)	9,735	(20,812)
Prepaid expenses and other current and non-current assets	-	-	4,493	(14,455)	14,711	(60,753)	(583)	(56,587)
Accounts receivable from / payable to related parties	8,657	(4,160)	250,006	27,929	27,035	(413,012)	86,669	(16,876)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,615)	3,759	2,906	43,101	(345)	108,764	5,488	155,058
Income tax payable	(7)	107	23,381	-	(21,970)	(5,450)	8,381	4,442
Net cash provided by (used in) operating activities	413	(22)	531,131	79,456	(13,695)	412,448	17,403	1,027,134

Investing Activities:
Purchases of property, plant and equipment	-	-	(280)	(22,580)	-	(345,168)	18,010	(350,018)
Proceeds from sale of property, plant and equipment	-	-	15	705	-	9,832	-	10,552
Disbursement of loans to related parties	-	(324,332)	234,386	133	322,854	-	(233,041)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	-	(135,952)	(2,287)	-	(245,514)	5,705	(378,048)
Proceeds from divestitures	-	-	-	-	-	8,494	-	8,494
Net cash (used in) provided by investing activities	-	(324,332)	98,169	(24,029)	322,854	(572,356)	(209,326)	(709,020)

Financing Activities:
Short-term borrowings, net	-	-	-	(55,604)	-	65,695	-	10,091
Long-term debt and capital lease obligations, net	-	324,332	(145,228)	-	(309,159)	(238,790)	233,041	(135,804)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	-	281,000	-	281,000
Proceeds from exercise of stock options	-	-	82,267	-	-	10,825	-	93,092
Dividends paid	(495)	-	(231,967)	-	-	(8,613)	9,108	(231,967)
Capital increase (decrease)	-	-	-	-	-	5,705	(5,705)	-
Distributions to Noncontrolling interest	-	-	-	-	-	(87,037)	-	(87,037)
Contributions from Noncontrolling interest	-	-	-	-	-	19,205	-	19,205
Net cash (used in) provided by financing activities	(495)	324,332	(294,928)	(55,604)	(309,159)	47,990	236,444	(51,420)

Effect of exchange rate changes on cash and cash equivalents	-	(3)	(95,004)	(17)	-	98,778	35	3,789
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(82)	(25)	239,368	(194)	-	(13,140)	44,556	270,483
Cash and cash equivalents at beginning of period	108	41	24	194	-	300,858	-	301,225
Cash and cash equivalents at end of period	$26	16	$239,392	$-	$-	$287,718	$44,556	$571,708

	For the nine months period ended September 30, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$374	$644,519	$3,440	$386,532	$541,101	$(881,267)	$694,699
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(447,187)	-	(398,194)	-	845,381	-
Depreciation and amortization	-	1,080	26,841	666	321,526	(15,980)	334,133
Change in deferred taxes, net	-	24,679	4,320	-	19,438	11,032	59,469
Loss (gain) on sale of fixed assets and investments	-	7	244	-	(5,298)	-	(5,047)
Compensation expense related to stock options	-	22,822	-	-	-	-	22,822
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(14,171)	-	(62,611)	-	(76,782)
Inventories	-	-	(32,787)	-	(59,696)	(11,819)	(104,302)
Prepaid expenses and other current and non-current assets	-	(2,860)	(3,381)	(23,412)	(51,253)	(11,795)	(92,701)
Accounts receivable from / payable to related parties	8,582	(393,888)	(46,020)	30,537	298,097	89,585	(13,107)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,613)	19,384	28,651	(995)	32,225	1,548	72,200
Income tax payable	86	(29,548)	-	(7,583)	21,323	4,823	(10,899)
Net cash provided by (used in) operating activities	429	(160,992)	(32,863)	(12,449)	1,054,852	31,508	880,485

Investing Activities:
Purchases of property, plant and equipment	-	(70)	(47,918)	-	(369,585)	19,226	(398,347)
Proceeds from sale of property, plant and equipment	-	-	340	-	9,640	-	9,980
Disbursement of loans to related parties	-	10,189	130	(31,479)	-	21,160	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,563)	(1,572)	-	(107,182)	11,272	(109,045)
Proceeds from divestitures	-	13,109	-	-	1,696	36,933	51,738
Net cash provided by (used in) investing activities	-	11,665	(49,020)	(31,479)	(465,431)	88,591	(445,674)

Financing Activities:
Short-term borrowings, net	-	(93,851)	81,895	-	(933)	(106,239)	(119,128)
Long-term debt and capital lease obligations, net	-	463,136	-	43,928	(222,652)	(21,160)	263,252
(Decrease) increase of accounts receivable securitization program	-	-	-	-	(335,000)	-	(335,000)
Proceeds from exercise of stock options	-	22,176	-	-	3,596	-	25,772
Dividends paid	(443)	(231,940)	-	-	(5,215)	5,658	(231,940)
Capital (decrease) increase	-	-	-	-	(1,837)	1,837	-
Distributions to Noncontrolling interest	-	-	-	-	(47,591)	-	(47,591)
Contributions from Noncontrolling interest	-	-	-	-	7,964	-	7,964
Net cash (used in) provided by financing activities	(443)	159,521	81,895	43,928	(601,668)	(119,904)	(436,671)

Effect of exchange rate changes on cash and cash equivalents	-	(9,873)	3	-	13,680	36	3,846
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(14)	321	15	-	1,433	231	1,986
Cash and cash equivalents at beginning of period	23	-	44	-	221,517	-	221,584
Cash and cash equivalents at end of period	$9	$321	$59	$-	$222,950	$231	$223,570

The Company, Basis of Presentation, Significant Accounting Policies and Health Care Reform (Details) (USD $) In Thousands	Sep. 30, 2010
The Company Basis Of Presentation Significant Accounting Policies And Health Care Reform Details Abstract
Held To Maturity Securities Current	$ 136,480

Related Party Transactions (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Services [Member]
Related Party Transactions [Line Items]
Due From Related Parties	$ 4,746	$ 11,617
Due To Related Parties Current And Noncurrent	44,607	51,042
Operating Leases [Member]
Related Party Transactions [Line Items]
Due To Related Parties Current And Noncurrent	15,135	14,976
Management Member
Related Party Transactions [Line Items]
Due To Related Parties Current And Noncurrent	8,773	5,862
Products [Member]
Related Party Transactions [Line Items]
Due From Related Parties	11,468	9,231
Due To Related Parties Current And Noncurrent	33,443	32,404
Heparin Purchases [Member]
Related Party Transactions [Line Items]
Due To Related Parties Current And Noncurrent	$ 23,365	$ 23,199

Inventories (Details) (USD $) In Thousands	Sep. 30, 2010	Dec. 31, 2009
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 155,141	$ 154,599
Work in process	66,604	63,683
Finished goods	514,514	481,047
Health care supplies	112,595	122,325
Inventories	$ 848,854	$ 821,654

Intangible Assets and Goodwill (Details) (USD $) In Thousands	9 Months Ended
Sep. 30, 2010
Intangible Assets And Goodwill (Details) [Abstract]
Reclassification From Intangible Assets to Goodwill	$ 214,706

Short-term Borrowings, Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands	Sep. 30, 2010	Dec. 31, 2009
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 119,203	$ 95,720
Accounts receivable facility	495,000	214,000
Other financial liabilities	8,685	6,624
Short-term borrowings and other financial liabilities	622,888	316,344
Short Term Borrowings Due To Related Parties Current	9,891	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 632,779	$ 326,784

Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Capital lease obligations	$ 15,786	$ 17,600
Other	55,186	50,991
Long-term debt and capital lease obligations	4,469,212	4,585,555
Total long-term debt less current maturities	4,310,681	4,427,921
Extended 2006 Senior Credit Agreement [Line Items]
Revolving credit maximum Amount Available	1,200,000	1,000,000
Revolving credit balance outstanding	31,673	594,714
Amended 2006 Senior Credit Agreement, date of amendment	2010-09-29
Debt Instrument Amended Maturity Date	2013-03-31
Debt Instrument Original Maturity Date	2011-03-31
Date of first required payment	2010-12-31
Dividend Payment Restrictions Schedule Description	The limitation on dividends and other restricted payments ( $300,000 for dividends in 2010 under the 2006 Senior Credit Agreement) has been set for up to $330,000 in 2011 and increases by $30,000 each year through 2013
Fees associated with amendment and extension of Amended 2006 Senior Credit Agreement	21,733
Allowed Reduction From Funded Debt Amended	250,000
Allowed Reduction From Funded Debt Original	30,000
Term Loan A Member
Extended 2006 Senior Credit Agreement [Line Items]
Term Loan maximum amount available	1,365,000	1,373,418
Term Loan balance outstanding	1,365,000	1,373,418
Amended Debt Instrument Face Amount	1,365,000
Debt Instrument Original Maturity Date	2013-03-31
Amount of periodic principal payments	30,000
Frequency of periodic principal payments	quarterly payments
Term Loan B [Member]
Extended 2006 Senior Credit Agreement [Line Items]
Term Loan maximum amount available	1,541,800	1,553,908
Term Loan balance outstanding	1,541,800	1,553,908
Revolving Credit Facility [Member]
Extended 2006 Senior Credit Agreement [Line Items]
Debt Instrument Original Face Amount	1,000,000
Amended Debt Instrument Face Amount	1,200,000
Senior Credit Agreement 2006 [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,938,473	3,522,040
Senior Notes 6.875 Percent [Member]
Debt Instrument [Line Items]
Senior Notes	494,009	493,344
Senior Notes 5.5 Percent [Member]
Debt Instrument [Line Items]
Senior Notes	337,108
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Notes	272,960	288,120
EIB Agreements [Member]
Debt Instrument [Line Items]
Senior Notes	$ 355,690	$ 213,460

Stock Options (Details) (USD $)	9 Months Ended
Sep. 30, 2010
Stock Options (Details) [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period	2,769,903
Share Based Compensation Arrangement By Share Based Payment Award Options Granted To Board Members	423,300
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Grant Date Fair Value	$ 28,905,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Per Share Grant Date Fair Value	$ 10.44
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 55.19

Employee Benefit Plan (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Components of net periodic benefit cost:
Service cost	$ 1,939	$ 2,044	$ 5,904	$ 5,912
Interest cost	5,546	5,445	16,734	16,089
Expected return on plan assets	(4,366)	(3,965)	(13,098)	(11,895)
Amortization of unrealized losses	1,220	1,217	3,631	3,653
Net periodic benefit costs	$ 4,339	$ 4,741	$ 13,171	$ 13,759

Financial Instruments (Details) (USD $) In Thousands	Sep. 30, 2010	Dec. 31, 2009
Liabilities, non-derivatives:
Short-term borrowings and other financial liabilities	$ 622,888	$ 316,344
Short Term Borrowings Due To Related Parties Current	9,891	10,440
Trust Preferred Securities, current	633,940
Trust Preferred Securities, non current		656,096
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:	5,355	14,183
Liabilities:	(237,914)	(116,199)
Other Derivatives Not Designated As Hedging Instruments At Fair Value Net Total [Abstract]
Assets, Non-Hedging:	10,107	7,705
Liabilities, Non-Hedging:	(27,781)	(6,217)
Euro Notes [Member]
Liabilities, non-derivatives:
Senior Notes	272,960	288,120
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure Member
Liabilities, non-derivatives:
Senior Notes	272,960	288,120
Euro Notes [Member] | Estimate Of Fair Value Fair Value Disclosure Member
Liabilities, non-derivatives:
Senior Notes	280,492	299,621
Interest Rate Contract Dollar [Member] | Current [Member]
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:
Liabilities:	(89,986)	(305)
Interest Rate Contract Dollar [Member] | Noncurrent [Member]
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:
Liabilities:	(105,306)	(105,810)
Interest Rate Contract Yen [Member] | Current [Member]
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:
Liabilities:	(2)
Interest Rate Contract Yen [Member] | Noncurrent [Member]
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:
Liabilities:		(3)
Contracts Foreign Exchange [Member] | Current [Member]
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:	3,226	8,899
Liabilities:	(41,845)	(9,251)
Other Derivatives Not Designated As Hedging Instruments At Fair Value Net Total [Abstract]
Assets, Non-Hedging:	10,079	7,696
Liabilities, Non-Hedging:	(27,701)	(6,217)
Contracts Foreign Exchange [Member] | Noncurrent [Member]
Cash Flow Hedges Derivative Instruments At Fair Value Net [Abstract]
Assets:	2,129	5,284
Liabilities:	(775)	(830)
Other Derivatives Not Designated As Hedging Instruments At Fair Value Net Total [Abstract]
Assets, Non-Hedging:	28	9
Liabilities, Non-Hedging:	(80)
Carrying Reported Amount Fair Value Disclosure Member
Assets, non-derivatives:
Cash	571,708	301,225
Short Term Investments	136,480
Receivables Net Current	2,706,591	2,558,795
Liabilities, non-derivatives:
Accounts Payable	613,799	639,836
Short-term borrowings and other financial liabilities	622,888	316,344
Short Term Borrowings Due To Related Parties Current	9,891	10,440
Long term debt, excluding 2006 Senior Credit Agreement, Euro Notes and Senior Notes	426,662	282,051
Senior Credit Agreement	2,938,473	3,522,040
Trust Preferred Securities, current	633,940
Trust Preferred Securities, non current		656,096
Carrying Reported Amount Fair Value Disclosure Member | Senior Notes Total [Member]
Liabilities, non-derivatives:
Senior Notes	831,117	493,344
Estimate Of Fair Value Fair Value Disclosure Member
Assets, non-derivatives:
Cash	571,708	301,225
Short Term Investments	136,480
Receivables Net Current	2,706,591	2,558,795
Liabilities, non-derivatives:
Accounts Payable	613,799	639,836
Short-term borrowings and other financial liabilities	622,888	316,344
Short Term Borrowings Due To Related Parties Current	9,891	10,440
Long term debt, excluding 2006 Senior Credit Agreement, Euro Notes and Senior Notes	426,662	282,051
Senior Credit Agreement	2,922,140	3,429,470
Trust Preferred Securities, current	655,520
Trust Preferred Securities, non current		688,026
Estimate Of Fair Value Fair Value Disclosure Member | Senior Notes Total [Member]
Liabilities, non-derivatives:
Senior Notes	$ 896,613	$ 498,750

Business Segment Information (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	$ 3,058,105	$ 2,888,669	$ 8,886,433	$ 8,212,048
Inter - segment revenue
Segment revenue	3,058,105	2,888,669	8,886,433	8,212,048
Segment depreciation and amortization	(123,959)	(118,291)	(369,324)	(334,133)
Operating income	493,250	451,325	1,384,994	1,264,804
Segment Assets	16,695,769	15,696,656	16,695,769	15,696,656
Capital expenditures, acquisitions and investments	210,184	172,044	728,066	507,392
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	79	170	389	476
Inter - segment revenue	(24,719)	(21,240)	(69,698)	(61,466)
Segment revenue	(24,640)	(21,070)	(69,309)	(60,990)
Segment depreciation and amortization	(2,176)	(2,291)	(6,899)	(6,505)
Operating income	(37,119)	(29,987)	(109,404)	(86,274)
Segment Assets	799,269	334,639	799,269	334,639
Capital expenditures, acquisitions and investments	(1,067)	162	137,865	932
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	3,058,026	2,888,499	8,886,044	8,211,572
Inter - segment revenue	24,719	21,240	69,698	61,466
Segment revenue	3,082,745	2,909,739	8,955,742	8,273,038
Segment depreciation and amortization	(121,783)	(116,000)	(362,425)	(327,628)
Operating income	530,369	481,312	1,494,398	1,351,078
Segment Assets	15,896,500	15,362,017	15,896,500	15,362,017
Capital expenditures, acquisitions and investments	211,251	171,882	590,201	506,460
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	2,071,457	1,949,384	6,057,728	5,599,543
Inter - segment revenue	1,784	572	3,611	1,805
Segment revenue	2,073,241	1,949,956	6,061,339	5,601,348
Segment depreciation and amortization	(71,638)	(67,995)	(214,562)	(196,450)
Operating income	374,096	324,723	1,014,099	894,154
Segment Assets	11,255,233	11,060,212	11,255,233	11,060,212
Capital expenditures, acquisitions and investments	73,486	81,076	253,292	263,676
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	986,569	939,115	2,828,316	2,612,029
Inter - segment revenue	22,935	20,668	66,087	59,661
Segment revenue	1,009,504	959,783	2,894,403	2,671,690
Segment depreciation and amortization	(50,145)	(48,005)	(147,863)	(131,178)
Operating income	156,273	156,589	480,299	456,924
Segment Assets	4,641,267	4,301,805	4,641,267	4,301,805
Capital expenditures, acquisitions and investments	$ 137,765	$ 90,806	$ 336,909	$ 242,784

Earnings Per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Numerators:
Income attributable to the Company	$ 247,788	$ 225,300	$ 707,173	$ 644,519
Less: Dividend preference on Preference shares	26	28	77	78
Income available to all classes of shares	$ 247,762	$ 225,272	$ 707,096	$ 644,441
Denominators:
Weighted average number of ordinary shares outstanding	297,244,371	294,443,038	296,370,673	294,181,563
Weighted average number of preference shares outstanding	3,914,044	3,857,335	3,901,126	3,832,367
Total weighted average shares outstanding	301,158,415	298,300,373	300,271,799	298,013,930
Potentially dilutive Ordinary shares	1,375,974		1,072,429
Total weighted average Ordinary shares	298,620,345	294,443,038	297,443,102	294,181,563
Potentially dilutive Preference shares	43,389	70,925	41,626	69,494
Total weighted average Preference shares outstanding assuming dilution	3,957,433	3,928,260	3,942,752	3,901,861
Basic income per Ordinary share	$ 0.82	$ 0.76	$ 2.35	$ 2.16
Plus preference per Preference shares	$ 0.01		$ 0.02	$ 0.02
Basic income per Preference share	$ 0.83	$ 0.76	$ 2.37	$ 2.18
Fully diluted income per Ordinary share	$ 0.82	$ 0.76	$ 2.35	$ 2.16
Plus preference per Preference shares	$ 0.01		$ 0.02	$ 0.02
Fully diluted income per Preference share	$ 0.83	$ 0.76	$ 2.37	$ 2.18

Supplementary Cash Flow Information (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Supplementary cash flow information:
Cash paid for interest	$ 216,451	$ 264,741
Cash paid for income taxes, net of tax refund	371,547	308,508
Cash inflow for income taxes from stock option exercises	10,824	3,596
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(353,598)	(135,990)
Liabilities assumed	71,729	13,516
Noncontrolling interest	9,072	16,889
Notes assumed in connection with acquisition	15,389	3,056
Cash paid	(257,408)	(102,529)
Less cash acquired	12,920	5,398
Net cash paid for acquisitions	$ (244,488)	$ (97,131)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Consolidated Statements of Income
Net revenues	$ 8,886,433	$ 8,212,048
Cost of revenue	5,856,055	5,439,530
Profit	3,030,378	2,772,518
Selling, general and administrative	1,578,128	1,443,206
Research and development	67,256	64,508
Operating income	1,384,994	1,264,804
Interest income	18,802	16,797
Income before income taxes	1,178,978	1,040,135
Income tax expense	409,507	345,436
Net Income	769,471	694,699	965,220
Net income attributable to Noncontrolling interest	62,298	50,180
Income attributable to the Company	707,173	644,519
Current assets:
Cash and cash equivalents	571,708	223,570	301,225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,495,015		2,285,909
Accounts receivable from related parties	211,576		272,886
Inventories	848,854		821,654
Prepaid expenses and other current assets	894,647		729,306
Deferred tax asset, current	323,730		316,820
Current assets	5,345,530		4,727,800
Property, plant and equipment, net	2,460,292		2,419,570
Intangible assets	635,942		859,195
Goodwill	7,924,188		7,511,434
Deferred tax asset, non-current	76,630		64,749
Other assets	253,187		238,567
Total assets	16,695,769	15,696,656	15,821,315
Current liabilities:
Accounts payable	410,680		362,407
Accounts payable to related parties	203,119		277,429
Accrued expenses and other current liabilities	1,598,528		1,335,553
Short-term borrowings and other financial liabilities	622,888		316,344
Short Term Borrowings Due To Related Parties Current	9,891		10,440
Current portion of long-term debt and capital lease obligations	158,531		157,634
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	633,940
Income tax payable, current	107,317		116,978
Deferred tax liability, current	25,001		32,930
Current liabilities	3,769,895		2,609,715
Total long-term debt less current maturities	4,310,681		4,427,921
Other liabilities	315,276		307,112
Pension liabilities	150,507		147,327
Income tax payable, non-current	228,050		215,921
Deferred tax liability, non-current	452,659		427,530
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries			656,096
Liabilities	9,227,068		8,791,622
Company shareholders' equity	7,254,646		6,820,932
Noncontrolling interests	214,055		208,761
Equity	7,468,701		7,029,693
Liabilities and equity	16,695,769		15,821,315
Operating Activities:
Net Income	769,471	694,699	965,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	369,324	334,133
Change in deferred taxes, net	16,346	59,469
(Gain) Loss on sale of investments	(4,639)	(1,811)
(Gain) Loss on sale of fixed assets	(225)	(3,236)
Stock Option Compensation Expense	20,385	22,822
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(208,753)	(76,782)
Inventories, net	(20,812)	(104,302)
Prepaid expenses, other current and non-current assets	(56,587)	(92,701)
Accounts receivable, related parties	41,160	(160,775)
Accounts payable, related parties	(58,036)	147,668
Accounts payable, accrued expenses and other current and non-current liabilities	155,058	72,200
Income tax payable	4,442	(10,899)
Cash provided by (used in) operating activities	1,027,134	880,485
Investing Activities:
Purchases of property, plant and equipment	(350,018)	(398,347)
Proceeds from sale of property, plant and equipment	10,552	9,980
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(378,048)	(109,045)
Proceeds from divestitures	8,494	51,738
Cash (used in) provided by investing activities	(709,020)	(445,674)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	156,041	69,291
Repayments of short-term borrowings and other financial liabilities	(145,950)	(120,619)
Proceeds from short-term borrowings from related parties		18,448
Repayments of short-term borrowings from related parties		(86,248)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	886,914	756,543
Repayments of long-term debt and capital lease obligations	(1,022,718)	(493,291)
Increase (decrease) of accounts receivable securitization program	281,000	(335,000)
Proceeds from exercise of stock options	93,092	25,772
Payment of dividends [N]	(231,967)	(231,940)
Distributions to Noncontrolling interests	(87,037)	(47,591)
Contributions from Noncontrolling interests	19,205	7,964
Cash provided by (used in) financing activities	(51,420)	(436,671)
Effect of exchange rate changes on cash and cash equivalents	3,789	3,846
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	270,483	1,986
Cash and cash equivalents at beginning of period	301,225	221,584	221,584
Cash and cash equivalents at end of period	571,708	223,570	301,225
FMC Finance III [Member]
Consolidated Statements of Income
Net revenues
Cost of revenue
Profit
Selling, general and administrative	11	15
Research and development
Operating income	(11)	(15)
Interest income	(539)	(540)
Other, net
Income before income taxes	528	525
Income tax expense	150	151
Net Income	378	374
Net income attributable to Noncontrolling interest
Income attributable to the Company	378	374
Current assets:
Cash and cash equivalents	26	9
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009
Accounts receivable from related parties	7,769		16,543
Inventories
Prepaid expenses and other current assets	1		1
Deferred tax asset, current
Current assets	7,796		16,652
Property, plant and equipment, net
Intangible assets
Goodwill
Deferred tax asset, non-current
Other assets	494,009		493,344
Total assets	501,805		509,996
Current liabilities:
Accounts payable			4
Accounts payable to related parties	83		200
Accrued expenses and other current liabilities	7,257		15,868
Short-term borrowings and other financial liabilities
Short Term Borrowings Due To Related Parties Current
Current portion of long-term debt and capital lease obligations
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion
Income tax payable, current	23		30
Deferred tax liability, current
Current liabilities	7,363		16,102
Total long-term debt less current maturities	494,009		493,344
Long term borrowings from related parties
Other liabilities
Pension liabilities
Income tax payable, non-current
Deferred tax liability, non-current
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries
Liabilities	501,372		509,446
Company shareholders' equity	433		550
Noncontrolling interests
Equity	433		550
Liabilities and equity	501,805		509,996
Operating Activities:
Net Income	378	374
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions
Depreciation and amortization
Change in deferred taxes, net
(Gain) Loss on sale of investments
(Gain) Loss on sale of fixed assets
Stock Option Compensation Expense
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net
Inventories, net
Prepaid expenses, other current and non-current assets
Accounts receivable, related parties	8,657	8,582
Accounts payable, accrued expenses and other current and non-current liabilities	(8,615)	(8,613)
Income tax payable	(7)	86
Cash provided by (used in) operating activities	413	429
Investing Activities:
Purchases of property, plant and equipment
Proceeds from sale of property, plant and equipment
Disbursements of loans to related parties
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets
Proceeds from divestitures
Cash (used in) provided by investing activities
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)
Increase (decrease) of accounts receivable securitization program
Proceeds from exercise of stock options
Payment of dividends [N]	(495)	(443)
Capital (decrease) increase
Distributions to Noncontrolling interests
Contributions from Noncontrolling interests
Cash provided by (used in) financing activities	(495)	(443)
Effect of exchange rate changes on cash and cash equivalents
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(82)	(14)
Cash and cash equivalents at beginning of period	108	23
Cash and cash equivalents at end of period	26	9
FMC Finance VI [Member]
Consolidated Statements of Income
Net revenues
Cost of revenue
Profit
Selling, general and administrative	19
Research and development
Operating income	(19)
Interest income	(398)
Other, net
Income before income taxes	379
Income tax expense	107
Net Income	272
Net income attributable to Noncontrolling interest
Income attributable to the Company	272
Current assets:
Cash and cash equivalents	16
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009
Accounts receivable from related parties	4,322
Inventories
Prepaid expenses and other current assets	1
Deferred tax asset, current
Current assets	4,339
Property, plant and equipment, net
Intangible assets
Goodwill
Deferred tax asset, non-current
Other assets	337,108
Total assets	341,447
Current liabilities:
Accounts payable
Accounts payable to related parties	5
Accrued expenses and other current liabilities	3,929
Short-term borrowings and other financial liabilities
Short Term Borrowings Due To Related Parties Current
Current portion of long-term debt and capital lease obligations
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion
Income tax payable, current	111
Deferred tax liability, current
Current liabilities	4,045
Total long-term debt less current maturities	337,108
Long term borrowings from related parties
Other liabilities
Pension liabilities
Income tax payable, non-current
Deferred tax liability, non-current
Liabilities	341,153
Company shareholders' equity	294
Noncontrolling interests
Equity	294
Liabilities and equity	341,447
Operating Activities:
Net Income	272
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions
Depreciation and amortization
Change in deferred taxes, net
(Gain) Loss on sale of investments
(Gain) Loss on sale of fixed assets
Stock Option Compensation Expense
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net
Inventories, net
Prepaid expenses, other current and non-current assets
Accounts receivable, related parties	(4,160)
Accounts payable, accrued expenses and other current and non-current liabilities	3,759
Income tax payable	107
Cash provided by (used in) operating activities	(22)
Investing Activities:
Purchases of property, plant and equipment
Proceeds from sale of property, plant and equipment
Disbursements of loans to related parties	(324,332)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets
Proceeds from divestitures
Cash (used in) provided by investing activities	(324,332)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	324,332
Increase (decrease) of accounts receivable securitization program
Proceeds from exercise of stock options
Payment of dividends [N]
Capital (decrease) increase
Distributions to Noncontrolling interests
Contributions from Noncontrolling interests
Cash provided by (used in) financing activities	324,332
Effect of exchange rate changes on cash and cash equivalents	(3)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(25)
Cash and cash equivalents at beginning of period	41
Cash and cash equivalents at end of period	16
Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Net revenues
Cost of revenue
Profit
Selling, general and administrative	77,987	61,230
Research and development
Operating income	(77,987)	(61,230)
Interest income	25,391	23,771
Other, net	(859,362)	(757,158)
Income before income taxes	755,984	672,157
Income tax expense	48,811	27,638
Net Income	707,173	644,519
Net income attributable to Noncontrolling interest
Income attributable to the Company	707,173	644,519
Current assets:
Cash and cash equivalents	239,392	321
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009
Accounts receivable from related parties	2,274,432		1,837,748
Inventories
Prepaid expenses and other current assets	250,385		110,117
Deferred tax asset, current	25,123
Current assets	2,789,332		1,947,889
Property, plant and equipment, net	394		266
Intangible assets	492		622
Goodwill
Deferred tax asset, non-current	9,503
Other assets	6,934,382		7,001,455
Total assets	9,734,103		8,950,232
Current liabilities:
Accounts payable	513		217
Accounts payable to related parties	953,830		867,147
Accrued expenses and other current liabilities	143,884		42,304
Short-term borrowings and other financial liabilities	123		130
Short Term Borrowings Due To Related Parties Current
Current portion of long-term debt and capital lease obligations
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion
Income tax payable, current	54,908		32,342
Deferred tax liability, current			2,569
Current liabilities	1,153,258		944,709
Total long-term debt less current maturities	873,760		1,063,346
Long term borrowings from related parties	341,412		4,543
Other liabilities	105,312		105,810
Pension liabilities	4,636		3,702
Income tax payable, non-current	1,079		1,139
Deferred tax liability, non-current			6,051
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries
Liabilities	2,479,457		2,129,300
Company shareholders' equity	7,254,646		6,820,932
Noncontrolling interests
Equity	7,254,646		6,820,932
Liabilities and equity	9,734,103		8,950,232
Operating Activities:
Net Income	707,173	644,519
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(470,783)	(447,187)
Depreciation and amortization	1,079	1,080
Change in deferred taxes, net	(7,279)	24,679
(Gain) Loss on sale of investments	(224)
(Gain) Loss on sale of fixed assets	(6)	7
Stock Option Compensation Expense	20,385	(22,822)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net
Inventories, net
Prepaid expenses, other current and non-current assets	4,493	(2,860)
Accounts receivable, related parties	250,006	(393,888)
Accounts payable, accrued expenses and other current and non-current liabilities	2,906	19,384
Income tax payable	23,381	(29,548)
Cash provided by (used in) operating activities	531,131	(160,992)
Investing Activities:
Purchases of property, plant and equipment	(280)	(70)
Proceeds from sale of property, plant and equipment	15
Disbursements of loans to related parties	234,386	10,189
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(135,952)	(11,563)
Proceeds from divestitures		13,109
Cash (used in) provided by investing activities	98,169	11,665
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities		(93,851)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	(145,228)	463,136
Increase (decrease) of accounts receivable securitization program
Proceeds from exercise of stock options	82,267	22,176
Payment of dividends [N]	(231,967)	(231,940)
Capital (decrease) increase
Distributions to Noncontrolling interests
Contributions from Noncontrolling interests
Cash provided by (used in) financing activities	(294,928)	159,521
Effect of exchange rate changes on cash and cash equivalents	(95,004)	(9,873)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	239,368	321
Cash and cash equivalents at beginning of period	24
Cash and cash equivalents at end of period	239,392	321
D GMBH [Member]
Consolidated Statements of Income
Net revenues	1,168,900	1,093,163
Cost of revenue	755,132	722,050
Profit	413,768	371,113
Selling, general and administrative	116,441	127,689
Research and development	44,661	45,266
Operating income	252,666	198,158
Interest income	2,053	4,986
Other, net	177,256	130,324
Income before income taxes	73,357	62,848
Income tax expense	72,917	59,408
Net Income	440	3,440
Net income attributable to Noncontrolling interest
Income attributable to the Company	440	3,440
Current assets:
Cash and cash equivalents		59
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	154,804		158,089
Accounts receivable from related parties	755,924		628,819
Inventories	195,117		202,837
Prepaid expenses and other current assets	26,632		16,072
Deferred tax asset, current
Current assets	1,132,477		1,006,011
Property, plant and equipment, net	175,246		191,445
Intangible assets	47,456		50,263
Goodwill	6,121		3,508
Deferred tax asset, non-current
Other assets	647,644		1,193,451
Total assets	2,008,944		2,444,678
Current liabilities:
Accounts payable	25,118		19,131
Accounts payable to related parties	701,544		600,951
Accrued expenses and other current liabilities	123,712		98,966
Short-term borrowings and other financial liabilities	56
Short Term Borrowings Due To Related Parties Current
Current portion of long-term debt and capital lease obligations
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion
Income tax payable, current
Deferred tax liability, current	8,013		8,692
Current liabilities	858,443		727,740
Total long-term debt less current maturities
Long term borrowings from related parties	211,892		226,936
Other liabilities	7,360		7,693
Pension liabilities	116,727		114,666
Income tax payable, non-current
Deferred tax liability, non-current	4,415		3,110
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries
Liabilities	1,198,837		1,080,145
Company shareholders' equity	810,107		1,364,533
Noncontrolling interests
Equity	810,107		1,364,533
Liabilities and equity	2,008,944		2,444,678
Operating Activities:
Net Income	440	3,440
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions
Depreciation and amortization	28,965	26,841
Change in deferred taxes, net	1,202	4,320
(Gain) Loss on sale of investments	27
(Gain) Loss on sale of fixed assets	(59)	244
Stock Option Compensation Expense
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(4,850)	(14,171)
Inventories, net	(2,844)	(32,787)
Prepaid expenses, other current and non-current assets	(14,455)	(3,381)
Accounts receivable, related parties	27,929	(46,020)
Accounts payable, accrued expenses and other current and non-current liabilities	43,101	28,651
Income tax payable
Cash provided by (used in) operating activities	79,456	(32,863)
Investing Activities:
Purchases of property, plant and equipment	(22,580)	(47,918)
Proceeds from sale of property, plant and equipment	705	340
Disbursements of loans to related parties	133	130
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(2,287)	(1,572)
Proceeds from divestitures
Cash (used in) provided by investing activities	(24,029)	(49,020)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	(55,604)	81,895
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)
Increase (decrease) of accounts receivable securitization program
Proceeds from exercise of stock options
Payment of dividends [N]
Capital (decrease) increase
Distributions to Noncontrolling interests
Contributions from Noncontrolling interests
Cash provided by (used in) financing activities	(55,604)	81,895
Effect of exchange rate changes on cash and cash equivalents	(17)	3
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(194)	15
Cash and cash equivalents at beginning of period	194	44
Cash and cash equivalents at end of period		59
FMCH [Member]
Consolidated Statements of Income
Net revenues
Cost of revenue
Profit
Selling, general and administrative	13,508	(24,492)
Research and development
Operating income	(13,508)	24,492
Interest income	42,254	43,737
Other, net	(474,925)	(398,194)
Income before income taxes	419,163	378,949
Income tax expense	(21,970)	(7,583)
Net Income	441,133	386,532
Net income attributable to Noncontrolling interest
Income attributable to the Company	441,133	386,532
Current assets:
Cash and cash equivalents
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009
Accounts receivable from related parties	547,247		539,867
Inventories
Prepaid expenses and other current assets	100		50
Deferred tax asset, current
Current assets	547,347		539,917
Property, plant and equipment, net
Intangible assets
Goodwill
Deferred tax asset, non-current
Other assets	9,297,148		9,142,162
Total assets	9,844,495		9,682,079
Current liabilities:
Accounts payable
Accounts payable to related parties	1,530,194		1,500,829
Accrued expenses and other current liabilities	446		791
Short-term borrowings and other financial liabilities
Short Term Borrowings Due To Related Parties Current
Current portion of long-term debt and capital lease obligations	131,145		133,866
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion
Income tax payable, current
Deferred tax liability, current
Current liabilities	1,661,785		1,635,486
Total long-term debt less current maturities	1,312,328		1,576,242
Long term borrowings from related parties	494,009		493,344
Other liabilities
Pension liabilities
Income tax payable, non-current
Deferred tax liability, non-current
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries
Liabilities	3,468,122		3,705,072
Company shareholders' equity	6,376,373		5,977,007
Noncontrolling interests
Equity	6,376,373		5,977,007
Liabilities and equity	9,844,495		9,682,079
Operating Activities:
Net Income	441,133	386,532
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(474,925)	(398,194)
Depreciation and amortization	666	666
Change in deferred taxes, net
(Gain) Loss on sale of investments
(Gain) Loss on sale of fixed assets
Stock Option Compensation Expense
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net
Inventories, net
Prepaid expenses, other current and non-current assets	14,711	(23,412)
Accounts receivable, related parties	27,035	30,537
Accounts payable, accrued expenses and other current and non-current liabilities	(345)	(995)
Income tax payable	(21,970)	(7,583)
Cash provided by (used in) operating activities	(13,695)	(12,449)
Investing Activities:
Purchases of property, plant and equipment
Proceeds from sale of property, plant and equipment
Disbursements of loans to related parties	322,854	(31,479)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets
Proceeds from divestitures
Cash (used in) provided by investing activities	322,854	(31,479)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	(309,159)	43,928
Increase (decrease) of accounts receivable securitization program
Proceeds from exercise of stock options
Payment of dividends [N]
Capital (decrease) increase
Distributions to Noncontrolling interests
Contributions from Noncontrolling interests
Cash provided by (used in) financing activities	(309,159)	43,928
Effect of exchange rate changes on cash and cash equivalents
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenues	9,395,251	7,909,841
Cost of revenue	6,764,942	6,433,816
Profit	2,630,309	1,476,025
Selling, general and administrative	1,378,079	1,289,086
Research and development	22,595	19,242
Operating income	1,229,635	167,697
Interest income	139,713	181,646
Other, net
Income before income taxes	1,089,922	(13,949)
Income tax expense	450,935	363,305
Net Income	638,987	(377,254)
Net income attributable to Noncontrolling interest
Income attributable to the Company	638,987	(377,254)
Current assets:
Cash and cash equivalents	287,718	222,950
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,340,211		2,128,308
Accounts receivable from related parties	3,682,126		2,600,656
Inventories	745,527		701,429
Prepaid expenses and other current assets	630,702		608,990
Deferred tax asset, current	275,956		294,214
Current assets	7,962,240		6,619,802
Property, plant and equipment, net	2,379,366		2,322,145
Intangible assets	587,994		808,310
Goodwill	7,918,067		7,507,926
Deferred tax asset, non-current	106,663		91,346
Other assets	(6,338,530)		(6,254,725)
Total assets	12,615,800		11,094,804
Current liabilities:
Accounts payable	385,049		343,055
Accounts payable to related parties	4,056,890		2,672,902
Accrued expenses and other current liabilities	1,310,747		1,178,644
Short-term borrowings and other financial liabilities	622,709		316,214
Short Term Borrowings Due To Related Parties Current	2,048		2,161
Current portion of long-term debt and capital lease obligations	27,386		23,768
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	633,940
Income tax payable, current	55,510		83,958
Deferred tax liability, current	22,906		24,288
Current liabilities	7,117,185		4,644,990
Total long-term debt less current maturities	3,769,241		4,096,766
Long term borrowings from related parties	409,637		430,743
Other liabilities	177,516		170,121
Pension liabilities	29,144		28,959
Income tax payable, non-current	105,573		100,917
Deferred tax liability, non-current	464,430		428,448
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries			656,096
Liabilities	12,072,726		10,557,040
Company shareholders' equity	329,019		329,003
Noncontrolling interests	214,055		208,761
Equity	543,074		537,764
Liabilities and equity	12,615,800		11,094,804
Operating Activities:
Net Income	638,987	(377,254)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions
Depreciation and amortization	355,318	321,526
Change in deferred taxes, net	24,775	19,438
(Gain) Loss on sale of investments	224
(Gain) Loss on sale of fixed assets	(4,799)	(5,298)
Stock Option Compensation Expense
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(203,903)	(62,611)
Inventories, net	(27,703)	(59,696)
Prepaid expenses, other current and non-current assets	(60,753)	(51,253)
Accounts receivable, related parties	(413,012)	298,097
Accounts payable, accrued expenses and other current and non-current liabilities	108,764	32,225
Income tax payable	(5,450)	21,323
Cash provided by (used in) operating activities	412,448	1,054,852
Investing Activities:
Purchases of property, plant and equipment	(345,168)	(369,585)
Proceeds from sale of property, plant and equipment	9,832	9,640
Disbursements of loans to related parties
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(245,514)	(107,182)
Proceeds from divestitures	8,494	1,696
Cash (used in) provided by investing activities	(572,356)	(465,431)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	65,695	(933)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	(238,790)	(222,652)
Increase (decrease) of accounts receivable securitization program	281,000	(335,000)
Proceeds from exercise of stock options	10,825	3,596
Payment of dividends [N]	(8,613)	(5,215)
Capital (decrease) increase	5,705	(1,837)
Distributions to Noncontrolling interests	(87,037)	(47,591)
Contributions from Noncontrolling interests	19,205	7,964
Cash provided by (used in) financing activities	47,990	(601,668)
Effect of exchange rate changes on cash and cash equivalents	98,778	13,680
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(13,140)	1,433
Cash and cash equivalents at beginning of period	286,205	221,517
Cash and cash equivalents at end of period	287,718	222,950
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenues	(1,677,718)	(1,709,311)
Cost of revenue	(1,664,019)	(1,716,336)
Profit	(13,699)	7,025
Selling, general and administrative	(7,917)	(10,322)
Research and development
Operating income	(5,782)	17,347
Interest income	(2,458)	(28,931)
Other, net	1,157,031	1,025,028
Income before income taxes	(1,160,355)	(978,750)
Income tax expense	(141,443)	(97,483)
Net Income	(1,018,912)	(881,267)
Net income attributable to Noncontrolling interest	62,298	50,180
Income attributable to the Company	(1,081,210)	(931,447)
Current assets:
Cash and cash equivalents	44,556	231
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009			(488)
Accounts receivable from related parties	(7,060,244)		(5,350,747)
Inventories	(91,790)		(82,612)
Prepaid expenses and other current assets	(13,174)		(5,924)
Deferred tax asset, current	22,651		22,606
Current assets	(7,098,001)		(5,402,471)
Property, plant and equipment, net	(94,714)		(94,286)
Intangible assets
Goodwill
Deferred tax asset, non-current	(39,536)		(26,597)
Other assets	(11,118,574)		(11,337,120)
Total assets	(18,350,825)		(16,860,474)
Current liabilities:
Accounts payable
Accounts payable to related parties	(7,039,427)		(5,364,600)
Accrued expenses and other current liabilities	8,553		(1,020)
Short-term borrowings and other financial liabilities
Short Term Borrowings Due To Related Parties Current	7,843		8,279
Current portion of long-term debt and capital lease obligations
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion
Income tax payable, current	(3,235)		648
Deferred tax liability, current	(5,918)		(2,619)
Current liabilities	(7,032,184)		(5,359,312)
Total long-term debt less current maturities	(2,475,765)		(2,801,777)
Long term borrowings from related parties	(1,456,950)		(1,155,566)
Other liabilities	25,088		23,488
Pension liabilities
Income tax payable, non-current	121,398		113,865
Deferred tax liability, non-current	(16,186)		(10,079)
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries
Liabilities	(10,834,599)		(9,189,381)
Company shareholders' equity	(7,516,226)		(7,671,093)
Noncontrolling interests
Equity	(7,516,226)		(7,671,093)
Liabilities and equity	(18,350,825)		(16,860,474)
Operating Activities:
Net Income	(1,018,912)	(881,267)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	945,708	845,381
Depreciation and amortization	(16,704)	(15,980)
Change in deferred taxes, net	(2,352)	11,032
(Gain) Loss on sale of investments	(27)
(Gain) Loss on sale of fixed assets
Stock Option Compensation Expense
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net
Inventories, net	9,735	(11,819)
Prepaid expenses, other current and non-current assets	(583)	(11,795)
Accounts receivable, related parties	86,669	89,585
Accounts payable, accrued expenses and other current and non-current liabilities	5,488	1,548
Income tax payable	8,381	4,823
Cash provided by (used in) operating activities	17,403	31,508
Investing Activities:
Purchases of property, plant and equipment	18,010	19,226
Proceeds from sale of property, plant and equipment
Disbursements of loans to related parties	(233,041)	21,160
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	5,705	11,272
Proceeds from divestitures		36,933
Cash (used in) provided by investing activities	(209,326)	88,591
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities		(106,239)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	233,041	(21,160)
Increase (decrease) of accounts receivable securitization program
Proceeds from exercise of stock options
Payment of dividends [N]	9,108	5,658
Capital (decrease) increase	(5,705)	1,837
Distributions to Noncontrolling interests
Contributions from Noncontrolling interests
Cash provided by (used in) financing activities	236,444	(119,904)
Effect of exchange rate changes on cash and cash equivalents	35	36
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	44,556	231
Cash and cash equivalents at beginning of period	14,694
Cash and cash equivalents at end of period	$ 44,556	$ 231